UBS All China Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Automobiles	0.5%
Banks	12.7
Beverages	15.2
Capital markets	3.3
Chemicals	3.4
Construction materials	0.7
Diversified consumer services	0.4
Diversified financial services	1.3
Entertainment	11.0
Food products	4.2
Household durables	0.5
Insurance	4.9
Interactive media & services	9.0
Internet & direct marketing retail	6.5
IT services	1.1
Life sciences tools & services	4.8
Pharmaceuticals	8.0
Real estate management & development	5.8
Semiconductors & semiconductor equipment	1.7
Textiles, apparel & luxury goods	0.6
Tobacco	0.4
Transportation infrastructure	1.9
Total common stocks	97.9
Investment of cash collateral from securities loaned	0.5
Total investments	98.4
Other assets in excess of liabilities	1.6
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS All China Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.9%
China—91.4%
Alibaba Group Holding Ltd.*	5,400	53,888
Anhui Conch Cement Co. Ltd., Class H	6,500	20,545
Anhui Gujing Distillery Co. Ltd., Class B	5,200	76,813
China Jinmao Holdings Group Ltd.	82,000	16,680
China Merchants Bank Co. Ltd., Class H	56,500	261,474
China Resources Land Ltd.	22,000	86,171
Chinasoft International Ltd.*	52,000	31,764
Country Garden Services Holdings Co. Ltd.	13,000	18,980
CSPC Pharmaceutical Group Ltd.	96,000	95,153
Far East Horizon Ltd.[1]	56,000	37,753
Hainan Meilan International Airport Co. Ltd., Class H*	23,000	54,953
Hangzhou Silan Microelectronics Co. Ltd., Class A	8,500	38,123
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,600	100,221
JD.com, Inc., Class A	1,509	38,069
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,500	36,965
Joinn Laboratories China Co. Ltd., Class H2	14,980	56,877
Kingsoft Corp. Ltd.	3,000	7,938
Kweichow Moutai Co. Ltd., Class A	1,300	342,135
Li Auto, Inc., ADR*	682	15,693
Li Ning Co. Ltd.	2,500	18,970
Longfor Group Holdings Ltd.[2]	18,000	51,598
LONGi Green Energy Technology Co. Ltd., Class A	1,640	11,003
Meituan, Class B*,2	4,800	100,879
Midea Group Co. Ltd., Class A	2,100	14,558
NetEase, Inc.	21,000	316,878
Ping An Bank Co. Ltd., Class A	70,000	116,635
Ping An Insurance Group Co. of China Ltd., Class H	22,500	112,248
Smoore International Holdings Ltd.[1,2]	11,000	13,050
TAL Education Group, ADR*	2,198	10,858
Tencent Holdings Ltd.	7,900	266,833
Wanhua Chemical Group Co. Ltd., Class A	1,400	18,109
Wuliangye Yibin Co. Ltd., Class A	1,300	30,924
Wuxi AppTec Co. Ltd. Class H2	5,600	44,725
Wuxi Biologics Cayman, Inc.*,2	7,000	41,670
Yihai International Holding Ltd.*	12,000	25,270
Yunnan Baiyao Group Co. Ltd., Class A	6,020	44,373
Yunnan Energy New Material Co. Ltd., Class A	3,400	83,181
		2,711,957
Hong Kong—6.5%
AIA Group Ltd.	4,000	33,304

UBS All China Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Hong Kong—(concluded)
Hong Kong Exchanges & Clearing Ltd.	2,900	99,129
SSY Group Ltd.	148,000	61,901
		194,334
Total common stocks (cost—$4,155,359)		2,906,291

Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[3] (cost—$13,585)	13,585	13,585
Total investments (cost—$4,168,944)[4]—98.4%		2,919,876
Other assets in excess of liabilities—1.6%		48,440
Net assets—100.0%		$2,968,316

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	26,551	2,879,740	—	2,906,291
Investment of cash collateral from securities loaned	—	13,585	—	13,585
Total	26,551	2,893,325	—	2,919,876

At September 30, 2022, there were no transfers in or out of Level 3.

UBS All China Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $308,799, represented 10.3% of the Fund's net assets at period end.

3	Rates shown reflect yield at September 30, 2022.

4	Includes $48,419 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $13,585 and non-cash collateral of $37,857.

UBS Dynamic Alpha Fund

Portfolio statistics and industry diversification—(unaudited)1,2

As a percentage of net assets as of September 30, 2022

Corporate bonds
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.6
Airlines	0.2
Apparel	0.0	†
Auto manufacturers	1.3
Auto parts & equipment	0.2
Banks	7.4
Biotechnology	0.1
Chemicals	0.7
Commercial services	0.4
Computers	0.2
Diversified financial services	1.3
Electric	2.6
Engineering & construction	0.5
Entertainment	0.2
Gas	0.8
Healthcare-products	0.2
Insurance	1.9
Media	0.3
Miscellaneous manufacturers	0.3
Oil & gas	1.0
Pharmaceuticals	0.3
Pipelines	0.5
Real estate	0.2
Real estate investment trusts	0.6
Retail	0.0	†
Semiconductors	0.2
Software	0.1
Sovereign	0.4
Supranationals	1.1
Telecommunications	0.4
Transportation	0.3
Water	0.4
Total corporate bonds	24.9
Mortgage-backed securities	0.0	†
Non-U.S. government agency obligations	21.1
U.S. Treasury obligations	8.2
Exchange traded funds	4.8
Short-term investments	1.5
Short-term U.S. Treasury obligations	25.4
Investment of cash collateral from securities loaned	1.2
Swaptions purchased	0.0	†
Total investments	87.1
Other assets in excess of liabilities	12.9
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05%).

1	Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—24.9%
Australia—0.9%
APA Infrastructure Ltd.
4.200%, due 03/23/25[2]		15,000	14,364
Aurizon Network Pty Ltd.
4.000%, due 06/21/24[2]	AUD	30,000	18,841
Ausgrid Finance Pty Ltd.
3.750%, due 10/30/24[2]	AUD	30,000	18,704
Commonwealth Bank of Australia
(fixed, converts to FRN on 10/03/24),
1.936%, due 10/03/29[2]	EUR	100,000	91,989
Westpac Banking Corp.
2.000%, due 01/13/23		30,000	29,815
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[3]		80,000	66,404
			240,117
Belgium—0.3%
Resa SA
1.000%, due 07/22/26[2]	EUR	100,000	88,979

Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43		20,000	19,079

Canada—0.4%
Bank of Nova Scotia
3.450%, due 04/11/25		30,000	28,734
Canadian Pacific Railway Co.
1.350%, due 12/02/24		60,000	55,483
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	10,550
			94,767
Cayman Islands—0.8%
Amber Circle Funding Ltd.
3.250%, due 12/04/22[2]		200,000	199,584

China—0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700%, due 05/01/25		5,000	4,626

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
China—(concluded)
3.150%, due 05/01/27		15,000	13,361
			17,987
France—2.3%
AXA SA
(fixed, converts to FRN on 05/28/29),
3.250%, due 05/28/49[2]	EUR	100,000	85,043
Electricite de France SA
(fixed, converts to FRN on 01/22/24),
5.625%, due 01/22/24[2,4]		100,000	89,775
SCOR SE
(fixed, converts to FRN on 03/13/29),
5.250%, due 03/13/29[2,3]		200,000	138,500
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	93,978
TotalEnergies SE
(fixed, converts to FRN on 02/26/25),
2.625%, due 02/26/25[2,3]	EUR	100,000	89,620
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 04/25/26),
2.875%, due 01/25/26[2,3]	EUR	100,000	75,710
			572,626
Germany—1.0%
ADLER Group SA
1.500%, due 07/26/24[2,5]	EUR	100,000	59,538
Volkswagen International Finance NV
1.125%, due 10/02/23[2]	EUR	100,000	95,893
Series NC6,
(fixed, converts to FRN on 06/27/24),
3.375%, due 06/27/24[2,3]	EUR	100,000	91,674
			247,105
Guernsey—0.3%
Globalworth Real Estate Investments Ltd.
3.000%, due 03/29/25[2]	EUR	100,000	85,497

Ireland—1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.650%, due 10/29/24		300,000	274,076

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Italy—0.2%
Autostrade per l'Italia SpA
4.375%, due 09/16/25[2]	EUR	50,000	47,614

Mexico—0.9%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	123,940
Petroleos Mexicanos
3.750%, due 02/21/24[2]	EUR	100,000	93,491
			217,431
Poland—0.3%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	75,635

Spain—1.2%
Banco Santander SA
4.000%, due 01/19/23[2]	AUD	200,000	127,710
Iberdrola International BV
(fixed, converts to FRN on 03/26/24),
2.625%, due 12/26/23[2,3]	EUR	100,000	93,203
Redexis Gas Finance BV
1.875%, due 04/27/27[2]	EUR	100,000	86,626
			307,539
Supranationals—1.4%
Asian Development Bank
1.625%, due 01/24/23		150,000	148,955
Corp. Andina de Fomento
4.500%, due 06/05/25[2]	AUD	35,000	21,814
European Financial Stability Facility
0.500%, due 07/11/25[2]	EUR	100,000	92,852
European Investment Bank
2.000%, due 12/15/22		100,000	99,700
			363,321
Switzerland—0.4%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25),
4.375%, due 06/16/25[2,3]	EUR	100,000	91,340

United Kingdom—3.7%
AstraZeneca PLC
3.500%, due 08/17/23		30,000	29,753

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Barclays PLC
(fixed, converts to FRN on 10/06/22),
2.375%, due 10/06/23[2]	GBP	100,000	111,640
BAT Capital Corp.
3.557%, due 08/15/27		25,000	21,954
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	100,000	95,408
Lloyds Banking Group PLC
2.250%, due 10/16/24[2]	GBP	100,000	102,538
M&G PLC
(fixed, converts to FRN on 07/20/2024),
3.875%, due 07/20/49[2]	GBP	100,000	103,850
Natwest Group PLC
(fixed, converts to FRN on 06/25/23),
4.519%, due 06/25/24		200,000	197,621
Reynolds American, Inc.
4.450%, due 06/12/25		25,000	24,153
Virgin Money UK PLC
(fixed, converts to FRN on 04/24/25),
3.375%, due 04/24/26[2]	GBP	100,000	98,409
WPP Finance 2010
3.750%, due 09/19/24		25,000	24,244
Yorkshire Water Finance PLC
(fixed, converts to FRN on 03/22/23),
3.750%, due 03/22/46[2]	GBP	100,000	110,324
			919,894
United States—9.5%
3M Co.
2.650%, due 04/15/25		20,000	18,838
Air Products and Chemicals, Inc.
2.050%, due 05/15/30		20,000	16,355
Albemarle Corp.
5.450%, due 12/01/44		30,000	26,051
Altria Group, Inc.
4.400%, due 02/14/26[5]		13,000	12,510
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		31,614	31,613
Apache Corp.
4.250%, due 01/15/44		60,000	42,466
Aptiv PLC/Aptiv Corp.
2.396%, due 02/18/25		50,000	46,657

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
AT&T, Inc.
4.350%, due 03/01/29		60,000	56,095
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23		90,000	89,522
3.875%, due 08/01/25		80,000	77,439
Baxter International, Inc.
2.600%, due 08/15/26		30,000	27,138
Broadcom, Inc.
3.150%, due 11/15/25		35,000	32,852
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[6]		120,000	119,025
5.125%, due 04/01/25[6]		25,000	25,065
Citigroup, Inc.
3.875%, due 10/25/23		110,000	108,643
4.600%, due 03/09/26		20,000	19,498
Comcast Corp.
3.950%, due 10/15/25		35,000	34,001
Costco Wholesale Corp.
1.600%, due 04/20/30		10,000	8,018
CVS Health Corp.
2.625%, due 08/15/24		25,000	23,982
Dell International LLC/EMC Corp.
5.300%, due 10/01/29		60,000	55,904
Enterprise Products Operating LLC
3.900%, due 02/15/24		20,000	19,640
EQT Corp.
3.900%, due 10/01/27		20,000	18,200
Eversource Energy
2.900%, due 03/01/27		80,000	72,597
Exelon Corp.
3.400%, due 04/15/26		15,000	14,120
Ford Motor Credit Co. LLC
3.021%, due 03/06/24	EUR	100,000	93,595
General Electric Co.,
Series A,
6.750%, due 03/15/32		6,000	6,483
General Motors Financial Co., Inc.
4.350%, due 04/09/25		60,000	57,936
Georgia Power Co.,
Series A,
2.100%, due 07/30/23		25,000	24,449

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Gilead Sciences, Inc.
2.500%, due 09/01/23		20,000	19,584
Goldman Sachs Group, Inc.
1.625%, due 07/27/26[2]	EUR	30,000	26,914
3.375%, due 03/27/25[2]	EUR	25,000	24,357
3.500%, due 04/01/25		80,000	76,416
Illinois Tool Works, Inc.
2.650%, due 11/15/26[5]		45,000	41,766
Johnson & Johnson
2.050%, due 03/01/23		30,000	29,751
JPMorgan Chase & Co.
3.200%, due 01/25/23		220,000	219,296
3.625%, due 12/01/27		60,000	54,374
Kinder Morgan, Inc.
5.625%, due 11/15/23[6]		35,000	35,013
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[6]		25,000	23,027
Mastercard, Inc.
2.000%, due 03/03/25		20,000	18,828
Morgan Stanley
4.000%, due 07/23/25		85,000	82,271
4.350%, due 09/08/26		20,000	19,049
MPLX LP
4.250%, due 12/01/27		30,000	27,929
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29		15,000	13,726
NIKE, Inc.
2.400%, due 03/27/25		10,000	9,482
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28		25,000	23,181
Oracle Corp.
2.500%, due 04/01/25		20,000	18,637
Paramount Global
4.750%, due 05/15/25[5]		33,000	32,444
Quanta Services, Inc.
0.950%, due 10/01/24		50,000	45,653
Raytheon Technologies Corp.
3.950%, due 08/16/25		25,000	24,396
Southern California Edison Co.,
Series E,
3.700%, due 08/01/25		20,000	19,231

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Southern Co.
3.250%, due 07/01/26	35,000	32,424
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[6]	30,000	25,435
Thermo Fisher Scientific, Inc.
1.215%, due 10/18/24	20,000	18,599
TWDC Enterprises 18 Corp.
1.850%, due 07/30/26	10,000	8,914
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	30,729	26,932
Verizon Communications, Inc.
3.376%, due 02/15/25	25,000	24,202
Virginia Electric and Power Co.,
Series A,
3.800%, due 04/01/28[5]	20,000	18,766
Visa, Inc.
1.900%, due 04/15/27	25,000	22,214
Warnermedia Holdings, Inc.
3.755%, due 03/15/27[6]	50,000	44,735
Williams Cos., Inc.
4.300%, due 03/04/24	35,000	34,507
Xcel Energy, Inc.
4.800%, due 09/15/41	80,000	69,266
		2,390,011
Total corporate bonds (cost—$7,249,474)		6,252,602

Mortgage-backed securities—0.0%†
United States—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6,7,8]	8,000,000	0

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.603%, due 04/25/35[4]		61,621	5,020
Total mortgage-backed securities (cost—$8,100,261)			5,020

Non-U.S. government agency obligations—21.1%
Australia—2.7%
Australia Government Bonds
2.250%, due 11/21/22	AUD	480,000	306,778
2.250%, due 05/21/28[2]	AUD	420,000	248,692
2.750%, due 11/21/27[2]	AUD	200,000	122,248
			677,718
Canada—2.3%
Canada Government Bonds
1.500%, due 09/01/24	CAD	690,000	478,927
Canada Housing Trust No. 1
2.350%, due 09/15/23[6]	CAD	120,000	85,522
			564,449
China—1.2%
China Development Bank
1.250%, due 01/21/23[2]	GBP	100,000	110,455
2.750%, due 11/16/22[2]		200,000	199,610
			310,065
Colombia—0.1%
Colombia Government International Bonds
8.125%, due 05/21/24		30,000	30,587

France—1.4%
Caisse d'Amortissement de la Dette Sociale
1.375%, due 11/25/24[2]	EUR	100,000	96,046

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(continued)
France—(concluded)
French Republic Government Bond OAT
0.000%, due 03/25/25[2]	EUR	260,000	242,584
			338,630
Germany—3.4%
Bundesobligation
0.000%, due 04/11/25[2]	EUR	910,000	853,915

Ireland—1.8%
Ireland Government Bonds
1.000%, due 05/15/26[2]	EUR	490,000	462,024

Japan—3.9%
Japan Bank for International Cooperation
0.625%, due 05/22/23		200,000	195,318
Japan Government CPI Linked Bonds
0.100%, due 03/10/26	JPY	48,971,650	353,253
Japan Government Ten Year Bonds
0.400%, due 03/20/25	JPY	63,000,000	440,047
			988,618
Mexico—0.1%
Mexico Government International Bonds
6.750%, due 02/06/24	GBP	20,000	22,328

New Zealand—2.5%
New Zealand Government Bonds
0.500%, due 05/15/26	NZD	500,000	244,853
New Zealand Government Bonds Inflation-Linked
3.000%, due 09/20/30[2]	NZD	554,622	391,708
			636,561
Poland—0.3%
Republic of Poland Government International Bonds
0.000%, due 02/10/25[2]	EUR	90,000	81,220

Romania—0.4%
Romania Government International Bonds
2.750%, due 02/26/26[2]	EUR	100,000	88,682

Spain—0.7%
Spain Government Bonds
1.600%, due 04/30/25[2,6]	EUR	180,000	173,505

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
Supranationals—0.1%
European Union
3.000%, due 09/04/26[2]	EUR	30,000	29,817

United Kingdom—0.2%
Bank of England Euro Notes
0.500%, due 04/28/23[2]		40,000	39,197
Total non-U.S. government agency obligations (cost—$6,451,750)			5,297,316

U.S. Treasury obligations—8.2%
United States—8.2%
U.S. Treasury Notes
0.250%, due 05/31/25		1,030,000	926,437
0.375%, due 04/30/25		560,000	507,259
1.375%, due 09/30/23		320,000	310,950
1.500%, due 02/28/23		210,000	208,039
2.750%, due 11/15/23		100,000	98,270
Total U.S. Treasury obligations (cost—$2,224,766)			2,050,955

	Number of shares
Exchange traded funds—4.8%
United States—4.8%
iShares MSCI USA Value Factor ETF		2,255	184,594
iShares MSCI International Value Factor ETF[5]		52,125	1,029,469
Total exchange traded funds (cost—$1,227,531)			1,214,063

Short-term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 2.940%[9] (cost—$381,122)		381,122	381,122

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[1]	Value ($)
Short-term U.S. Treasury obligations—25.4%
U.S. Treasury Bills
2.739%, due 01/26/23[9]	3,400,000	3,370,585
1.620%, due 12/01/22[9]	3,000,000	2,991,943
Total short-term U.S. Treasury obligations (cost—$6,362,528)		6,362,528

	Number of shares
Investment of cash collateral from securities loaned—1.2%
Money market funds—1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[9] (cost—$287,975)	287,975	287,975

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Put swaptions—0.0%†
Call JPY vs. Put USD strike @ 99.844% expires 12/20/22 (cost—$7,607)	780,000	USD	780,000	5,842
Total investments (cost—$32,293,014)[10]—87.1%				21,857,423
Other assets in excess of liabilities—12.9%				3,230,178
Net assets—100.0%				$25,087,601

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
1	AUD	ASX SPI 200 Index Futures	December 2022	111,843	103,399	(8,444)
1	CAD	S&P TSX 60 Index Futures	December 2022	173,011	161,581	(11,430)
129	EUR	EURO STOXX 600 Banks Index Futures	December 2022	834,345	751,289	(83,056)
13	EUR	EURO STOXX 600 Index Futures	December 2022	268,421	246,850	(21,571)
5	EUR	FTSE MIB Index Futures	December 2022	544,185	502,986	(41,199)
9	GBP	FTSE 100 Index Futures	December 2022	743,481	694,835	(48,646)
12	HKD	Hang Seng Index Futures	October 2022	473,091	452,046	(21,045)
4	JPY	TSE TOPIX Index Futures	December 2022	531,539	507,428	(24,111)
9	USD	MSCI China A 50 Connect Index Futures	October 2022	509,265	484,470	(24,795)
16	USD	MSCI World Energy Index Futures	December 2022	669,230	611,017	(58,213)
11	USD	MSCI World Materials Index Futures	December 2022	538,290	487,409	(50,881)
18	USD	MSCI World Small Cap Index Futures	December 2022	1,029,967	938,880	(91,087)
3	USD	S&P 500 E-Mini Index Futures	December 2022	612,966	540,225	(72,741)
18	USD	U.S. MSCI Emerging Markets Index Futures	December 2022	864,664	784,350	(80,314)
Interest rate futures buy contracts:
2	CAD	Canadian Bond 10 Year Futures	December 2022	180,637	178,941	(1,696)
U.S. Treasury futures buy contracts:
13	USD	U.S. Treasury Note 5 Year Futures	December 2022	1,446,473	1,397,602	(48,871)
8	USD	U.S. Treasury Note 10 Year Futures	December 2022	940,199	896,500	(43,699)
Total				10,471,607	9,739,808	(731,799)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Index futures sell contracts:
52	EUR	EURO STOXX 50 Index Futures	December 2022	(1,858,799)	(1,689,410)	169,389
13	USD	MSCI World Index Futures	December 2022	(1,051,825)	(969,410)	82,415
Interest rate futures sell contracts:
2	EUR	1 Year Mid-Curve 3 Month Eurodollar Option Futures	December 2022	(240,267)	(234,722)	5,545
6	EUR	Euro BUND 10 Year Futures	December 2022	(851,109)	(814,363)	36,746
3	GBP	United Kingdom Long Gilt Bond Futures	December 2022	(365,914)	(322,906)	43,008
U.S. Treasury futures sell contracts:
1	USD	U.S. Treasury Ultra Bond Futures	December 2022	(149,655)	(137,000)	12,655
4	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2022	(504,244)	(473,938)	30,306
Total				(5,021,813)	(4,641,749)	380,064
Net unrealized appreciation (depreciation)						(351,735)

Centrally cleared credit default swap agreements on corporate issues—sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
iTraxx Europe Crossover Series 38	EUR	400	12/20/27	Quarterly	5.000	16,441	(20,272)	(3,831)

Centrally cleared credit default swap agreements on credit indices—sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 39	USD	1,160	12/20/27	Quarterly	5.000	58,054	(46,484)	11,570

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	CLP	379,063,230	USD	390,000	10/18/22	(880)
BB	USD	1,508,984	COP	6,658,405,000	10/18/22	(68,559)
BOA	USD	390,000	BRL	2,050,055	10/18/22	(11,299)
CIBC	USD	2,405,105	NOK	24,250,000	10/18/22	(177,903)
HSBC	CNY	7,560,000	USD	1,084,886	10/18/22	18,531
JPMCB	HKD	865,000	USD	110,285	10/18/22	54
MSCI	EUR	5,960,000	USD	5,976,199	10/18/22	129,502
MSCI	PHP	67,100,000	USD	1,178,392	10/18/22	34,202
MSCI	USD	1,204,221	BRL	6,310,000	10/18/22	(38,593)
MSCI	USD	771,642	CLP	681,900,000	10/18/22	(68,485)
SSC	AUD	1,795,000	USD	1,208,923	10/18/22	60,594
SSC	CAD	4,205,000	USD	3,194,369	10/18/22	150,353
SSC	CHF	120,000	USD	125,197	10/18/22	3,430
SSC	GBP	2,260,000	USD	2,610,902	10/18/22	86,737
SSC	NZD	5,070,000	USD	3,040,702	10/18/22	203,127
SSC	USD	655,182	CAD	900,000	10/18/22	(3,668)
SSC	USD	50,954	HKD	400,000	10/03/22	3
SSC	USD	1,917,414	JPY	274,100,000	10/18/22	(21,102)
Net unrealized appreciation (depreciation)						296,044

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	6,252,602	—	6,252,602
Mortgage-backed securities	—	5,020	0	5,020
Non-U.S. government agency obligations	—	5,297,316	—	5,297,316
U.S. Treasury obligations	—	2,050,955	—	2,050,955
Exchange traded funds	1,214,063	—	—	1,214,063
Short-term investments	—	381,122	—	381,122
Short-term U.S. Treasury obligations	—	6,362,528	—	6,362,528
Investment of cash collateral from securities loaned	—	287,975	—	287,975
Swaptions purchased	—	5,842	—	5,842
Futures contracts	380,064	—	—	380,064
Forward foreign currency contracts	—	686,533	—	686,533
Total	1,594,127	21,329,893	0	22,924,020

Liabilities
Futures contracts	(731,799)	—	—	(731,799)
Swap agreements	—	(66,756)	—	(66,756)
Forward foreign currency contracts	—	(390,489)	—	(390,489)
Total	(731,799)	(457,245)	—	(1,189,044)

At September 30, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Perpetual investment. Date shown reflects the next call date.

4	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5	Security, or portion thereof, was on loan at the period end.

6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $531,327, represented 2.2% of the Fund's net assets at period end.

7	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9	Rates shown reflect yield at September 30, 2022.

10	Includes $562,364 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $287,975 and non-cash collateral of $298,965.

11	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12	Payments made or received are based on the notional amount.

UBS Global Allocation Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Aerospace & defense	0.4%
Airlines	0.1
Auto components	0.4
Automobiles	0.7
Banks	2.5
Beverages	0.8
Biotechnology	1.9
Capital markets	1.1
Chemicals	1.4
Consumer finance	0.2
Diversified financial services	0.7
Diversified telecommunication services	0.9
Electric utilities	0.5
Electrical equipment	0.4
Electronic equipment, instruments & components	0.4
Entertainment	0.9
Equity real estate investment trusts	0.5
Food & staples retailing	0.1
Food products	0.9
Health care equipment & supplies	1.3
Health care providers & services	0.7
Hotels, restaurants & leisure	1.0
Household durables	0.4
Industrial conglomerates	0.2
Insurance	1.0
Interactive media & services	1.1
Internet & direct marketing retail	1.2
IT services	1.2
Leisure products	0.1
Life sciences tools & services	0.7
Machinery	0.8
Media	0.3
Metals & mining	0.3
Multiline retail	0.6
Oil, gas & consumable fuels	2.2
Personal products	0.4
Pharmaceuticals	1.2
Professional services	0.4
Road & rail	0.7
Semiconductors & semiconductor equipment	1.6
Software	3.3
Specialty retail	0.3
Technology hardware, storage & peripherals	1.3
Textiles, apparel & luxury goods	0.6
Tobacco	0.5
Trading companies & distributors	0.9
Wireless telecommunication services	0.2
Total common stocks	39.3
Exchange traded funds	1.8
Investment companies	18.6
Asset-backed securities	4.2
Mortgage-backed securities	1.3
Non-U.S. government agency obligations	4.1
U.S. government agency obligations	6.4
U.S. Treasury obligations	4.0
Short-term investments	16.8
Short-term U.S. Treasury obligations	4.5
Investment of cash collateral from securities loaned	0.7
Total investments	101.7
Liabilities in excess of other assets	(1.7)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—39.3%
Australia—0.3%
Glencore PLC	100,016	525,585

Austria—0.3%
Erste Group Bank AG	25,788	565,329

Belgium—0.1%
Galapagos NV*	2,217	95,053

Canada—1.0%
Canadian Pacific Railway Ltd.[1]	13,083	873,336
Royal Bank of Canada	10,673	960,945
		1,834,281
China—0.1%
Prosus NV*	4,602	239,426

Denmark—0.4%
Genmab A/S*	2,181	701,635

France—0.7%
Cie Generale des Etablissements Michelin SCA	16,772	375,788
Pernod Ricard SA	3,255	597,143
Ubisoft Entertainment SA*	7,383	202,904
		1,175,835
Germany—1.0%
BioNTech SE, ADR	1,400	188,832
CTS Eventim AG & Co. KGaA*	9,655	397,225
Infineon Technologies AG	22,128	484,250
Knorr-Bremse AG	6,563	281,836
SAP SE	5,568	453,765
		1,805,908
Hong Kong—0.5%
AIA Group Ltd.	99,917	831,899

India—0.4%
HDFC Bank Ltd., ADR	12,268	716,697

Ireland—0.5%
AIB Group PLC	352,773	858,508

UBS Global Allocation Fund
Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—0.3%
PRADA SpA	113,600	526,808

Japan—3.0%
ITOCHU Corp.	27,400	661,379
JTOWER, Inc.*,1	11,200	505,326
Keyence Corp.	900	297,504
Nippon Telegraph & Telephone Corp.	38,300	1,033,040
ORIX Corp.	52,800	739,678
Shin-Etsu Chemical Co. Ltd.	4,300	425,514
SoftBank Group Corp.	11,100	376,191
Sony Group Corp.	12,300	792,297
TechnoPro Holdings, Inc.	21,100	449,462
		5,280,391
Netherlands—2.1%
Heineken Holding NV	6,129	419,583
Koninklijke Philips NV1	24,806	381,925
OCI NV	28,080	1,028,053
Shell PLC	73,363	1,819,984
		3,649,545
South Korea—0.2%
SK Hynix, Inc.	6,169	352,868

Sweden—0.2%
Hexpol AB	37,774	309,818

Switzerland—1.2%
Alcon, Inc.	13,999	813,138
Novartis AG, Registered Shares	14,499	1,105,359
Wizz Air Holdings PLC*,2	9,998	173,913
		2,092,410
United Kingdom—2.1%
Ashtead Group PLC	11,417	512,735
British American Tobacco PLC	22,384	802,635
London Stock Exchange Group PLC	9,275	783,263
Ocado Group PLC*,1	15,741	81,687
Sage Group PLC	55,161	425,103
Spectris PLC	13,973	422,234

UBS Global Allocation Fund
Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Unilever PLC	17,875	786,792
		3,814,449
United States—24.9%
AbbVie, Inc.	13,421	1,801,232
AGCO Corp.	2,978	286,394
Agilent Technologies, Inc.	2,448	297,554
Airbnb, Inc., Class A*	120	12,605
Akamai Technologies, Inc.*	9,014	724,005
Allstate Corp.	3,761	468,357
Alphabet, Inc., Class A*	14,423	1,379,560
Amazon.com, Inc.*	16,787	1,896,931
Ameriprise Financial, Inc.	3,138	790,619
APA Corp.	15,912	544,031
Apple, Inc.	14,816	2,047,571
Aptiv PLC*	5,019	392,536
Bank OZK	11,998	474,641
Bio-Rad Laboratories, Inc., Class A*	1,244	518,922
Block, Inc.*	2,860	157,271
Broadcom, Inc.	1,083	480,863
Brunswick Corp.	3,510	229,730
Bunge Ltd.	10,562	872,104
Centene Corp.*	2,062	160,444
CF Industries Holdings, Inc.	8,083	777,989
Charles Schwab Corp.	4,949	355,685
Chipotle Mexican Grill, Inc.*	267	401,237
Comcast Corp., Class A	15,653	459,103
Constellation Brands, Inc., Class A	1,842	423,071
Cooper Cos., Inc.	1,089	287,387
Crown Castle, Inc.	1,700	245,735
Dexcom, Inc.*	3,840	309,274
Dollar Tree, Inc.*	7,204	980,464
Eli Lilly & Co.	2,867	927,044
EOG Resources, Inc.	2,012	224,801
EQT Corp.	2,873	117,075
Expedia Group, Inc.*	2,394	224,294
Exxon Mobil Corp.	2,518	219,847
Fidelity National Information Services, Inc.	9,794	740,133
Ford Motor Co.	39,732	444,998
Fortinet, Inc.*	5,801	285,003
Honeywell International, Inc.	1,626	271,493

UBS Global Allocation Fund
Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
HubSpot, Inc.*	1,179	318,472
Ingersoll Rand, Inc.	19,262	833,274
IQVIA Holdings, Inc.*	2,460	445,604
Laboratory Corp. of America Holdings	2,666	546,023
Lam Research Corp.	1,051	384,666
Las Vegas Sands Corp.*	20,510	769,535
LivaNova PLC*	9,100	462,007
Lowe's Cos., Inc.	2,665	500,514
Lululemon Athletica, Inc.*	1,618	452,328
Marsh & McLennan Cos., Inc.	3,188	475,937
Marvell Technology, Inc.	8,329	357,397
Mastercard, Inc., Class A	1,709	485,937
McDonald's Corp.	1,574	363,185
Meta Platforms, Inc., Class A*	4,269	579,218
Micron Technology, Inc.	8,317	416,682
Microsoft Corp.	8,287	1,930,042
Mondelez International, Inc., Class A	14,374	788,126
Netflix, Inc.*	1,292	304,188
NextEra Energy, Inc.	10,664	836,164
NVIDIA Corp.	2,111	256,254
Oracle Corp.	8,487	518,301
Palo Alto Networks, Inc.*	1,473	241,263
Prologis, Inc.	5,900	599,440
Regal Rexnord Corp.	5,421	760,892
Salesforce, Inc.*	3,041	437,417
ServiceNow, Inc.*	1,015	383,274
Spirit AeroSystems Holdings, Inc., Class A	14,395	315,538
Splunk, Inc.*	5,216	392,243
Synchrony Financial	11,043	311,302
Take-Two Interactive Software, Inc.*	6,261	682,449
Tesla, Inc.*	2,814	746,414
TransDigm Group, Inc.	792	415,657
Union Pacific Corp.	2,269	442,047
United Rentals, Inc.*	1,229	331,978
UnitedHealth Group, Inc.	1,053	531,807
Universal Display Corp.	848	80,009
Verisk Analytics, Inc.	1,397	238,230
Vertex Pharmaceuticals, Inc.*	2,105	609,482
VMware, Inc., Class A	4,956	527,616
Voya Financial, Inc.	8,500	514,250
Walmart, Inc.	1,106	143,448

UBS Global Allocation Fund
Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Wells Fargo & Co.	19,412	780,751
Western Digital Corp.*	7,644	248,812
Williams Cos., Inc.	35,271	1,009,809
		43,997,985
Total common stocks (cost—$72,363,237)		69,374,430

Exchange traded funds—1.8%
Energy Select Sector SPDR Fund ETF (cost—$2,517,785)	43,098	3,103,918

Investment companies—18.6%
PACE High Yield Investments [3]	2,221,369	17,526,598
UBS All China Equity Fund *,3	445,073	2,122,999
UBS Emerging Markets Equity Opportunity Fund [3]	1,912,700	13,178,500
Total investment companies (cost—$43,271,226)		32,828,097

	Face amount[4]
Asset-backed securities—4.2%
Cayman Islands—0.5%
Ares XLI CLO Ltd.,
Series 2016-41A, Class CR,
3 mo. USD LIBOR + 1.800%,
4.312%, due 04/15/34[2,5]	250,000	223,688
CIFC Funding Ltd.,
Series 2017-5A, Class B,
3 mo. USD LIBOR + 1.850%,
4.590%, due 11/16/30[2,5]	300,000	280,983
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A,
3 mo. USD LIBOR + 1.050%,
3.562%, due 07/15/31[2,5]	250,000	243,224

UBS Global Allocation Fund
Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(continued)
Cayman Islands—(concluded)
Venture XXX CLO Ltd.,
Series 2017-30A, Class C,
3 mo. USD LIBOR + 1.950%,
4.462%, due 01/15/31[2,5]	200,000	179,600
		927,495
United States—3.7%
American Credit Acceptance Receivables Trust,
Series 2018-4, Class D,
4.400%, due 01/13/25[2]	9,803	9,803
Series 2019-1, Class D,
3.810%, due 04/14/25[2]	56,782	56,772
Americredit Automobile Receivables Trust,
Series 2018-2, Class C,
3.590%, due 06/18/24	296,537	296,545
CCG Receivables Trust,
Series 2019-1, Class B,
3.220%, due 09/14/26[2]	124,575	124,551
Series 2019-2, Class A2,
2.110%, due 03/15/27[2]	401,695	400,638
CPS Auto Receivables Trust,
Series 2018-D, Class D,
4.340%, due 09/16/24[2]	389,281	389,455
Series 2021-A, Class B,
0.610%, due 02/18/25[2]	120,508	120,347
Series 2021-A, Class C,
0.830%, due 09/15/26[2]	150,000	147,316
Dell Equipment Finance Trust,
Series 2020-1, Class B,
2.980%, due 04/24/23[2]	225,000	224,932
DLL LLC,
Series 2019-MT3, Class A4,
2.150%, due 09/21/26[2]	86,687	86,446
Drive Auto Receivables Trust,
Series 2019-1, Class D,
4.090%, due 06/15/26	330,739	329,867
Series 2019-3, Class C,
2.900%, due 08/15/25	169,814	169,672
Series 2019-4, Class C,
2.510%, due 11/17/25	90,991	90,938
Series 2020-2, Class C,
2.280%, due 08/17/26	132,803	131,982

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(continued)
United States—(continued)
DT Auto Owner Trust,
Series 2018-3A, Class D,
4.190%, due 07/15/24[2]	283,000	283,107
Series 2019-1A, Class D,
3.870%, due 11/15/24[2]	305,054	304,910
Series 2019-4A, Class C,
2.730%, due 07/15/25[2]	172,502	172,279
Series 2021-1A, Class D,
1.160%, due 11/16/26[2]	100,000	92,321
Series 2021-2A, Class A,
0.410%, due 03/17/25[2]	175,102	174,040
Enterprise Fleet Financing LLC,
Series 2019-3, Class A2,
2.060%, due 05/20/25[2]	87,673	87,489
Series 2020-1, Class A2,
1.780%, due 12/22/25[2]	82,839	82,244
Exeter Automobile Receivables Trust,
Series 2020-2A, Class C,
3.280%, due 05/15/25[2]	84,559	84,348
Series 2021-1A, Class B,
0.500%, due 02/18/25	10,489	10,477
Series 2021-1A, Class D,
1.080%, due 11/16/26	125,000	117,376
Series 2021-3A, Class A3,
0.350%, due 02/18/25	147,805	147,377
Flagship Credit Auto Trust,
Series 2019-1, Class C,
3.600%, due 02/18/25[2]	106,043	105,983
Ford Credit Auto Lease Trust,
Series 2020-B, Class C,
1.700%, due 02/15/25	50,000	49,750
GM Financial Automobile Leasing Trust,
Series 2020-2, Class B,
1.560%, due 07/22/24	425,000	422,333
HPEFS Equipment Trust,
Series 2020-2A, Class B,
1.200%, due 07/22/30[2]	70,996	70,813
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	100,000	84,389
Santander Drive Auto Receivables Trust,
Series 2020-2, Class C,
1.460%, due 09/15/25	425,095	422,956

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
Tesla Auto Lease Trust,
Series 2019-A, Class C,
2.680%, due 01/20/23[2]	300,000	299,702
Series 2021-A, Class D,
1.340%, due 03/20/25[2]	425,000	393,619
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C,
2.520%, due 04/15/25[2]	263,055	261,718
Series 2020-2A, Class B,
1.320%, due 07/15/25[2]	48,369	48,280
Westlake Automobile Receivables Trust 2020-3,
Series 2020-3A, Class B,
0.780%, due 11/17/25[2]	150,000	148,781
		6,443,556
Total asset-backed securities (cost—$7,510,923)		7,371,051

Mortgage-backed securities—1.3%
United States—1.3%
Angel Oak Mortgage Trust,
Series 2020-4, Class A1,
1.469%, due 06/25/65[2,6]	34,663	31,969
Series 2020-5, Class A1,
1.373%, due 05/25/65[2,6]	44,986	40,140
Series 2020-R1, Class A1,
0.990%, due 04/25/53[2,6]	44,440	41,750
Series 2021-1, Class A1,
0.909%, due 01/25/66[2,6]	71,091	60,697
Series 2021-2, Class A1,
0.985%, due 04/25/66[2,6]	46,102	39,144
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF4, Class B,
3.403%, due 02/15/55[2,6]	200,000	157,120
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class C,
1 mo. USD LIBOR + 1.400%,
4.218%, due 10/15/37[2,5]	74,504	70,860
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
4.116%, due 10/15/36[2,5]	100,000	91,767
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class C,
4.682%, due 01/10/36[2]	345,000	333,564

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[2,6]	65,590	57,647
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[2,6]	14,099	13,812
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,7]	91,560	83,708
DBGS Mortgage Trust,
Series 2018-BIOD, Class A,
1 mo. USD LIBOR + 0.803%,
3.508%, due 05/15/35[2,5]	91,376	89,538
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
5.068%, due 07/15/38[2,5]	149,082	142,732
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[2,6]	65,360	62,223
GS Mortgage Securities Trust,
Series 2017-FARM, Class A,
3.659%, due 01/10/43[2,6]	100,000	88,570
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[2,6]	67,988	58,184
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[2,6]	25,110	22,901
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D,
2.146%, due 01/05/40[2,6]	125,000	92,734
MAD Mortgage Trust,
Series 2017-330M, Class C,
3.600%, due 08/15/34[2,6]	150,000	138,548
MFA Trust,
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[2,6]	27,681	25,322
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[2,6]	34,782	32,006
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1,
2.492%, due 09/25/59[2,6]	27,290	25,010

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[2,6]		69,589	65,107
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,6]		50,818	49,960
Verus Securitization Trust,
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,7]		13,523	13,154
Series 2020-4, Class A1,
1.502%, due 05/25/65[2,7]		28,617	27,172
Series 2020-5, Class A1,
1.218%, due 05/25/65[2,7]		37,196	34,354
Series 2021-R2, Class A1,
0.918%, due 02/25/64[2,6]		47,944	43,840
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,6]		65,332	60,053
Vista Point Securitization Trust,
Series 2020-2, Class A1,
1.475%, due 04/25/65[2,6]		29,328	27,405
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[6]		130,000	119,427
Total mortgage-backed securities (cost—$2,502,210)			2,240,418

Non-U.S. government agency obligations—4.1%
Australia—0.1%
Australia Government Bonds
3.250%, due 04/21/29[8]	AUD	310,000	192,325

Austria—0.0%†
Republic of Austria Government Bonds
3.150%, due 06/20/44[8]	EUR	55,000	56,387

Belgium—0.1%
Kingdom of Belgium Government Bonds
3.750%, due 06/22/45[8]	EUR	83,000	89,202

Canada—0.1%
Canada Government Bonds
1.500%, due 09/01/24	CAD	120,000	83,292

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(continued)
Canada—(concluded)
2.000%, due 12/01/51	CAD	50,000	28,552
			111,844
Finland—0.0%†
Finland Government Bonds
1.375%, due 04/15/47[8]	EUR	20,000	15,030

France—0.4%
French Republic Government Bonds OAT
0.000%, due 11/25/31[8]	EUR	580,000	450,901
0.500%, due 05/25/40[8]	EUR	100,000	64,284
3.250%, due 05/25/45[8]	EUR	93,000	94,626
			609,811
Ireland—0.1%
Ireland Government Bonds
1.500%, due 05/15/50[8]	EUR	240,000	168,394
2.000%, due 02/18/45[8]	EUR	48,000	39,303
			207,697
Italy—0.4%
Italy Buoni Poliennali Del Tesoro
0.950%, due 12/01/31[8]	EUR	170,000	124,009
1.650%, due 03/01/32[8]	EUR	60,000	46,763
3.000%, due 08/01/29[8]	EUR	240,000	221,317
3.250%, due 09/01/46[8]	EUR	210,000	171,460
4.000%, due 02/01/37[8]	EUR	129,000	120,736
			684,285
Japan—0.6%
Japan Government CPI Linked Bonds
0.005%, due 03/10/31	JPY	51,577,000	378,105
Japan Government Forty Year Bonds
0.500%, due 03/20/59	JPY	20,000,000	102,346
Japan Government Thirty Year Bonds
0.300%, due 06/20/46	JPY	11,100,000	62,810

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]		Value ($)
Non-U.S. government agency obligations—(concluded)
Japan—(concluded)
Japan Government Twenty Year Bonds
0.400%, due 03/20/36	JPY	83,550,000	561,459
			1,104,720
New Zealand—1.5%
New Zealand Government Bonds Inflation-Linked
2.000%, due 09/20/25[8]	NZD	3,827,696	2,624,137

Spain—0.5%
Spain Government Bonds
1.450%, due 10/31/27[8]	EUR	165,000	152,417
1.500%, due 04/30/27[8]	EUR	325,000	303,549
3.450%, due 07/30/66[8]	EUR	10,000	9,190
4.200%, due 01/31/37[8]	EUR	44,000	46,809
4.800%, due 01/31/24[8]	EUR	296,000	300,260
5.150%, due 10/31/44[8]	EUR	69,000	84,206
			896,431
United Kingdom—0.3%
United Kingdom Gilt
1.000%, due 04/22/24[8]	GBP	90,000	95,660
1.000%, due 01/31/32[8]	GBP	170,000	143,100
1.250%, due 07/31/51[8]	GBP	145,000	90,423
1.625%, due 10/22/28[8]	GBP	144,000	138,201
3.500%, due 01/22/45[8]	GBP	90,000	93,938
			561,322
Total non-U.S. government agency obligations (cost—$8,908,512)			7,153,191

U.S. government agency obligations—6.4%
United States—6.4%
FHLMC
2.000%, due 01/01/52		340,742	276,380
FNMA
2.500%, due 08/01/51		257,776	217,151

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
GNMA II
3.000%, due 10/20/45	78,139	70,189
3.000%, due 12/20/45	89,048	79,989
GNMA II TBA
3.000%	250,000	220,451
UMBS TBA
2.000%	5,525,000	4,466,609
2.500%	4,025,000	3,377,120
3.000%	1,150,000	999,064
3.500%	1,825,000	1,640,149
Total U.S. government agency obligations (cost—$11,909,462)		11,347,102

U.S. Treasury obligations—4.0%
United States—4.0%
U.S. Treasury Bonds
1.125%, due 08/15/40	70,000	43,362
2.500%, due 02/15/46	302,000	229,296
2.750%, due 11/15/42	201,000	162,834
2.750%, due 08/15/47	168,000	134,229
2.875%, due 05/15/43	717,000	590,937
3.000%, due 11/15/45	47,000	39,223
4.375%, due 02/15/38	110,000	117,055
U.S. Treasury Notes
0.625%, due 08/15/30	1,270,000	995,114
1.250%, due 08/15/31	200,000	161,633
1.375%, due 09/30/23	971,000	943,539
1.500%, due 02/28/23	226,000	223,890
1.625%, due 11/30/26	760,000	687,503
1.625%, due 08/15/29	196,000	169,027
1.625%, due 05/15/31	350,000	293,781
1.750%, due 05/15/23	345,000	340,095
1.875%, due 10/31/22	440,000	439,692
2.000%, due 11/30/22	528,000	526,990
2.500%, due 05/15/24	321,000	311,796
2.750%, due 07/31/23	459,000	453,693

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount[4]	Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
2.750%, due 08/15/32	180,000	164,588
Total U.S. Treasury obligations (cost—$7,895,926)		7,028,277

	Number of shares
Short-term investments—16.8%
Investment companies—16.8%
State Street Institutional U.S. Government Money Market Fund, 2.940% [9] (cost—$29,626,202)	29,626,202	29,626,202

	Face amount[4]
Short-term U.S. Treasury obligations—4.5%
U.S. Treasury Bills
2.880%, due 01/26/23[9] (cost—$7,996,605)	8,070,000	7,996,605

	Number of shares
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030% [9] (cost—$1,314,487)	1,314,487	1,314,487
Total investments (cost—$195,816,575) [10]—101.7%		179,383,778
Liabilities in excess of other assets—(1.7)%		(2,985,787)
Net assets—100.0%		$176,397,991

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
2	AUD	ASX SPI 200 Index Futures	December 2022	223,752	206,799	(16,953)
101	GBP	FTSE 100 Index Futures	December 2022	8,343,508	7,797,588	(545,920)
36	USD	E-mini Energy Select Sector Index Futures	December 2022	2,993,469	2,712,600	(280,869)
56	USD	E-mini Russell 2000 Index Futures	December 2022	5,357,657	4,675,440	(682,217)
34	USD	MSCI China A 50 Connect Index Futures	October 2022	1,923,740	1,830,220	(93,520)
203	USD	MSCI World Health Care Index Futures	December 2022	9,284,639	8,958,390	(326,249)
75	USD	MSCI World IT Index Futures	December 2022	3,823,155	3,454,500	(368,655)
130	USD	U.S. MSCI USA Minimum Volatility GTR Index Futures	December 2022	7,461,207	6,907,680	(553,527)
Interest rate futures buy contracts:
69	CAD	Canadian Bond 10 Year Futures	December 2022	6,253,974	6,173,461	(80,513)
135	EUR	Euro Schatz 10 Year Futures	December 2022	14,321,012	14,178,654	(142,358)
23	EUR	German Euro Bund Futures	December 2022	3,128,422	3,121,724	(6,698)
U.S. Treasury futures buy contracts:
40	USD	U.S. Treasury Note 10 Year Futures	December 2022	4,691,115	4,482,500	(208,615)
21	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2022	2,633,726	2,488,172	(145,554)
Total				70,439,376	66,987,728	(3,451,648)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)
Index futures sell contracts:
2	CAD	S&P TSX 60 Index Futures	December 2022	(346,014)	(323,162)	22,852
352	EUR	EURO STOXX 50 Index Futures	December 2022	(12,426,332)	(11,436,009)	990,323
58	USD	S&P 500 E-Mini Index Futures	December 2022	(11,743,898)	(10,444,350)	1,299,548
117	USD	U.S. MSCI Emerging Markets Index Futures	December 2022	(5,614,071)	(5,098,275)	515,796
Interest rate futures sell contracts:
42	GBP	United Kingdom Long Gilt Bond Futures	December 2022	(4,516,874)	(4,520,687)	(3,813)
26	JPY	Japan Government Bond 10 Year Futures	December 2022	(2,666,086)	(2,668,804)	(2,718)
U.S. Treasury futures sell contracts:
9	USD	U.S. Treasury Note 5 Year Futures	December 2022	(1,000,533)	(967,570)	32,963
Total				(38,313,808)	(35,458,857)	2,854,951
Net unrealized appreciation (depreciation)						(596,697)

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX Emerging Markets Series 38	USD	13,100	12/20/27	Quarterly	1.000	(1,078,367)	1,302,595	224,228

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America Investment Grade Series 39	USD	7,750	12/20/27	Quarterly	1.000	12,180	(26,222)	(38,402)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	USD	23	10/18/22	Quarterly	3 Month SOFR rate +0.4%	J.P. Morgan Emerging Markets Bond Index Global Core	—	(352,962)	(352,962)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	1,818,796	BRL	9,690,000	11/18/22	(40,933)
BOA	GBP	7,290,000	USD	8,781,883	11/18/22	636,372
BOA	IDR	15,528,800,000	USD	1,041,083	11/18/22	22,780
BOA	KRW	7,223,000,000	USD	5,523,311	11/18/22	469,757
CIBC	NZD	18,575,000	USD	11,092,269	11/18/22	694,856
CIBC	USD	2,980,000	JPY	427,160,292	11/18/22	(15,476)
GSI	TWD	209,000,000	USD	7,020,019	11/18/22	419,510
HSBC	TWD	115,400,000	USD	3,691,619	11/18/22	47,127
JPMCB	CNY	100,395,000	USD	15,073,193	11/18/22	894,581
JPMCB	EUR	1,855,000	USD	1,859,842	11/18/22	36,192
JPMCB	INR	77,030,000	USD	959,063	11/18/22	16,395
JPMCB	USD	7,389,701	AUD	11,030,000	11/18/22	(330,315)
JPMCB	USD	1,945,000	BRL	10,232,645	11/18/22	(67,575)
JPMCB	USD	7,748,333	MXN	156,910,000	11/18/22	(21,296)
MSCI	NZD	19,755,000	USD	12,114,343	11/18/22	1,056,421
MSCI	PHP	870,650,000	USD	15,433,090	11/18/22	596,612
MSCI	USD	9,535,647	AUD	13,605,000	11/18/22	(828,217)
MSCI	USD	259,595	MYR	1,152,000	11/18/22	(10,832)
MSCI	USD	1,838,241	NOK	18,800,000	11/18/22	(110,479)
SSC	CHF	370,000	USD	392,098	11/18/22	15,554
SSC	EUR	980,000	USD	999,480	11/18/22	36,043
SSC	JPY	225,800,000	USD	1,696,858	11/18/22	129,789
SSC	USD	1,223,044	CAD	1,580,000	11/18/22	(79,270)
SSC	USD	1,289,057	CNY	9,200,000	11/18/22	10,243
SSC	USD	4,730,221	NOK	45,970,000	11/18/22	(505,474)
SSC	USD	1,316,293	SEK	13,630,000	11/18/22	(85,424)
SSC	USD	471,198	SGD	650,000	11/18/22	(18,418)
Net unrealized appreciation (depreciation)						2,968,523

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	46,737,795	22,636,635	—	69,374,430
Exchange traded funds	3,103,918	—	—	3,103,918
Investment companies	32,828,097	—	—	32,828,097
Asset-backed securities	—	7,371,051	—	7,371,051
Mortgage-backed securities	—	2,240,418	—	2,240,418
Non-U.S. government agency obligations	—	7,153,191	—	7,153,191
U.S. government agency obligations	—	11,347,102	—	11,347,102
U.S. Treasury obligations	—	7,028,277	—	7,028,277
Short-term investments	—	29,626,202	—	29,626,202
Short-term U.S. Treasury obligations	—	7,996,605	—	7,996,605
Investment of cash collateral from securities loaned	—	1,314,487	—	1,314,487
Futures contracts	2,861,482	—	—	2,861,482
Swap agreements	—	1,302,595	—	1,302,595
Forward foreign currency contracts	—	5,082,232	—	5,082,232
Total	85,531,292	103,098,795	—	188,630,087

Liabilities
Futures contracts	(3,458,179)	—	—	(3,458,179)
Swap agreements	—	(379,184)	—	(379,184)
Forward foreign currency contracts	—	(2,113,709)	—	(2,113,709)
Total	(3,458,179)	(2,492,893)	—	(5,951,072)

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,476,682, represented 4.2% of the Fund's net assets at period end.

3	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

UBS Global Allocation Fund

Portfolio of investments – September 30, 2022 (unaudited)

Security description	Value 06/30/22	Purchases during the year ended 09/30/22	Sales during the year ended 09/30/22	Net realized gain (loss) during the year ended 09/30/22	Change in net unrealized appreciation (depreciation) during the year ended 09/30/22	Value 09/30/22	Net income earned from affiliate for the year ended 09/30/22	Shares 09/30/22
PACE High Yield Investments	$19,261,865	$286,708	$1,600,000	$(377,665)	$(44,310)	$17,526,598	$286,708	2,221,369
UBS All China Equity Fund	3,195,894	—	370,001	24,195	(727,089)	2,122,999	—	445,073
UBS Emerging Markets Equity Opportunity Fund	14,689,532	—	—	—	(1,511,032)	13,178,500	—	1,912,700
	$37,147,291	$286,708	$1,970,001	$(353,470)	$(2,282,431)	$32,828,097	$286,708

4	In U.S. dollars unless otherwise indicated.

5	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2022 and changes periodically.

6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

9	Rates shown reflect yield at September 30, 2022.

10	Includes $1,811,329 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,314,487 and non-cash collateral of $606,059.

11	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12	Payments made or received are based on the notional amount.

13	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Emerging Markets Equity Opportunity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Automobiles	3.9%
Banks	21.2
Beverages	3.7
Diversified financial services	0.9
Food products	3.2
Household durables	1.9
Insurance	2.9
Interactive media & services	2.7
Internet & direct marketing retail	12.8
Metals & mining	2.8
Oil, gas & consumable fuels	9.5
Personal products	3.8
Real estate management & development	1.0
Semiconductors & semiconductor equipment	16.4
Technology hardware, storage & peripherals	4.3
Wireless telecommunication services	0.7
Total common stocks	91.7
Preferred stocks	2.6
Short-term investments	2.7
Investment of cash collateral from securities loaned	1.1
Total investments	98.1
Other assets in excess of liabilities	1.9
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—91.7%
Brazil—5.7%
MercadoLibre, Inc.*	17,749	14,692,267
Petroleo Brasileiro SA, ADR	1,121,138	13,834,843
		28,527,110
China—27.6%
China Mengniu Dairy Co. Ltd.*	4,114,000	16,263,067
China Merchants Bank Co. Ltd., Class H	3,472,500	16,070,236
Country Garden Services Holdings Co. Ltd.[1]	3,306,000	4,826,834
JD.com, Inc., Class A	656,821	16,570,400
Kweichow Moutai Co. Ltd., Class A	71,067	18,703,495
LONGi Green Energy Technology Co. Ltd., Class A	1,942,664	13,033,269
Meituan, Class B*,2	762,200	16,018,732
Midea Group Co. Ltd., Class A	1,399,146	9,699,377
Ping An Insurance Group Co. of China Ltd., Class H	2,875,500	14,345,278
Tencent Holdings Ltd.	398,600	13,463,237
		138,993,925
Hungary—0.9%
OTP Bank Nyrt	244,613	4,462,492

India—15.9%
Eicher Motors Ltd.	432,536	19,377,363
HDFC Bank Ltd.	1,068,708	18,515,892
Hindustan Unilever Ltd.	586,625	19,346,471
Reliance Industries Ltd.	788,720	22,890,291
		80,130,017
Indonesia—8.5%
Bank Central Asia Tbk. PT	39,241,400	21,906,093
Bank Mandiri Persero Tbk. PT	33,761,200	20,730,735
		42,636,828
Mexico—2.8%
Grupo Financiero Banorte SAB de CV, Class O	2,174,700	13,964,213

Russia—0.0%†
Sberbank of Russia PJSC*,3,4	3,568,865	0

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Russia—(concluded)
Yandex NV, Class A*,3,4	257,600	0
		0
Saudi Arabia—2.2%
Saudi National Bank	673,294	11,234,230

South Africa—7.9%
Anglo American PLC	464,905	13,959,155
FirstRand Ltd.	1,402,615	4,682,289
MTN Group Ltd.	555,377	3,664,372
Naspers Ltd., N Shares	140,098	17,375,450
		39,681,266
South Korea—7.1%
Samsung Electronics Co. Ltd.	587,072	21,556,839
SK Hynix, Inc.	248,109	14,191,879
		35,748,718
Taiwan—11.0%
MediaTek, Inc.	683,000	11,786,125
Nanya Technology Corp.	4,974,000	7,622,475
Taiwan Semiconductor Manufacturing Co. Ltd.	2,709,000	35,908,854
		55,317,454
Thailand—2.2%
PTT Exploration and Production PCL, NVDR	2,636,000	11,240,460
Total common stocks (cost—$674,076,324)		461,936,713

Preferred stocks—2.6%
Brazil—2.6%
Banco Bradesco SA (cost—$13,786,826)	3,621,659	13,320,180

Short-term investments—2.7%
Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund, 2.940%[5] (cost—$13,515,503)	13,515,503	13,515,503

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.0%
Money market funds—1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[5] (cost—$4,868,085)	4,868,085	4,868,085
Total investments (cost—$706,246,738)[6]—98.1%		493,640,481
Other assets in excess of liabilities—1.9%		9,800,993
Net assets—100.0%		$503,441,474

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	42,491,323	419,445,390	0	461,936,713
Preferred stocks	13,320,180	—	—	13,320,180
Short-term investments	—	13,515,503	—	13,515,503
Investment of cash collateral from securities loaned	—	4,868,085	—	4,868,085
Total	55,811,503	437,828,978	0	493,640,481

At September 30, 2022, there were no transfers in or out of Level 3.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,018,732, represented 3.2% of the Fund's net assets at period end.

3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5	Rates shown reflect yield at September 30, 2022.

6	Includes $4,625,120 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,868,085 and non-cash collateral of $0.

UBS Engage For Impact Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Auto components	2.0%
Banks	9.0
Beverages	2.5
Biotechnology	2.6
Chemicals	9.6
Commercial services & supplies	0.8
Construction & engineering	2.4
Consumer finance	2.3
Diversified consumer services	0.8
Electric utilities	2.0
Electrical equipment	4.2
Electronic equipment, instruments & components	5.3
Equity real estate investment trusts	1.5
Food & staples retailing	1.3
Food products	11.4
Health care equipment & supplies	5.4
Health care technology	0.7
Hotels, restaurants & leisure	1.7
IT services	0.8
Life sciences tools & services	2.5
Machinery	3.8
Oil, gas & consumable fuels	2.3
Paper & forest products	2.7
Pharmaceuticals	1.6
Professional services	0.9
Road & rail	2.0
Semiconductors & semiconductor equipment	4.5
Software	8.3
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	0.5
Total common stocks	96.2
Short-term investments	2.8
Investment of cash collateral from securities loaned	6.2
Total investments	105.2
Liabilities in excess of other assets	(5.2)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—96.2%
Austria—2.3%
Erste Group Bank AG	46,806	1,026,089

Brazil—2.7%
Suzano SA, ADR	149,700	1,235,025

Canada—2.0%
Canadian Pacific Railway Ltd.[1]	13,645	910,852

China—3.3%
China Mengniu Dairy Co. Ltd.*	374,000	1,478,461

Denmark—2.6%
Genmab A/S*	3,594	1,156,202

France—3.9%
Danone SA	37,303	1,763,883

Germany—1.9%
Infineon Technologies AG	39,483	864,047

Indonesia—4.4%
Bank Mandiri Persero Tbk. PT	3,228,300	1,982,306

Ireland—2.3%
AIB Group PLC	432,445	1,052,397

Japan—4.9%
Chugai Pharmaceutical Co. Ltd.	28,200	704,523
JTOWER, Inc.*,1	24,500	1,105,401
Recruit Holdings Co. Ltd.	13,900	400,398
		2,210,322
Norway—1.2%
Mowi ASA	43,990	559,532

Portugal—2.3%
Galp Energia SGPS SA1	110,581	1,063,943

Spain—2.0%
Iberdrola SA	95,666	892,007

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—3.9%
Alcon, Inc.	26,507	1,539,671
On Holding AG, Class A*	14,400	231,120
		1,770,791
United Kingdom—7.2%
Linde PLC	5,772	1,556,073
Spectris PLC	55,452	1,675,640
		3,231,713
United States—49.3%
American Well Corp., Class A*,1	85,353	306,417
Aptiv PLC*	11,828	925,068
Autodesk, Inc.*	6,906	1,290,041
Bio-Rad Laboratories, Inc., Class A*	1,827	762,115
Bunge Ltd.	16,505	1,362,818
CF Industries Holdings, Inc.	13,070	1,257,987
Coursera, Inc.*	34,660	373,635
Digital Realty Trust, Inc.	6,888	683,152
Diversey Holdings Ltd.*	62,075	301,684
Ecolab, Inc.	8,423	1,216,450
Ingersoll Rand, Inc.	39,427	1,705,612
LivaNova PLC*	17,729	900,101
Maravai LifeSciences Holdings, Inc., Class A*	13,824	352,927
Micron Technology, Inc.	23,518	1,178,252
Montrose Environmental Group, Inc.*	10,158	341,817
Primo Water Corp.	90,326	1,133,591
Pure Storage, Inc., Class A*	13,000	355,810
Regal Rexnord Corp.	13,449	1,887,702
Roper Technologies, Inc.	2,145	771,428
SLM Corp.	75,569	1,057,210
Snowflake, Inc., Class A*	2,136	363,034
Sprouts Farmers Market, Inc.*	20,666	573,481
Sweetgreen, Inc., Class A*,1	42,300	782,550
Trimble, Inc.*	13,147	713,488

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
VMware, Inc., Class A	15,656	1,666,738
		22,263,108
Total common stocks (cost—$53,076,948)		43,460,678

Short-term investments—2.8%
Investment companies—2.8%
State Street Institutional U.S. Government Money Market Fund, 2.940%[2] (cost—$1,251,883)	1,251,883	1,251,883

Investment of cash collateral from securities loaned—6.2%
Money market funds—6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[2] (cost—$2,806,082)	2,806,082	2,806,082
Total investments (cost—$57,134,913)[3]—105.2%		47,518,643
Liabilities in excess of other assets—(5.2)%		(2,363,069)
Net assets—100.0%		$45,155,574

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	26,196,179	17,264,499	—	43,460,678
Short-term investments	—	1,251,883	—	1,251,883
Investment of cash collateral from securities loaned	—	2,806,082	—	2,806,082
Total	26,196,179	21,322,464	—	47,518,643

At September 30, 2022, there were no transfers in or out of Level 3.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at September 30, 2022.

3	Includes $3,748,028 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,806,082 and non-cash collateral of $1,140,034.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Auto components	2.3%
Automobiles	4.2
Banks	11.3
Biotechnology	2.3
Capital markets	2.5
Chemicals	3.3
Commercial services & supplies	1.4
Construction & engineering	1.5
Diversified financial services	1.1
Diversified telecommunication services	3.0
Electrical equipment	1.0
Electronic equipment, instruments & components	1.4
Energy equipment & services	2.2
Entertainment	2.9
Food products	6.6
Health care equipment & supplies	2.9
Household durables	1.9
Industrial conglomerates	1.1
Insurance	7.0
Interactive media & services	1.0
Internet & direct marketing retail	3.7
IT services	2.1
Leisure products	0.5
Machinery	2.3
Oil, gas & consumable fuels	4.1
Paper & forest products	1.6
Personal products	2.2
Pharmaceuticals	4.8
Professional services	1.2
Road & rail	1.1
Semiconductors & semiconductor equipment	4.6
Software	4.2
Specialty retail	0.5
Textiles, apparel & luxury goods	1.5
Trading companies & distributors	2.9
Wireless telecommunication services	1.3
Total common stocks	99.5
Investment of cash collateral from securities loaned	4.2%
Total investments	103.7
Liabilities in excess of other assets	(3.7)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—99.5%
Australia—1.4%
Brambles Ltd.	348,215	2,547,346

Belgium—0.9%
Galapagos NV*	36,815	1,583,053

Brazil—3.5%
Banco Bradesco SA, ADR	414,490	1,525,323
MercadoLibre, Inc.*	2,319	1,919,622
Suzano SA	342,000	2,821,285
		6,266,230
Canada—3.5%
Canadian Pacific Railway Ltd.[1]	27,985	1,868,098
Royal Bank of Canada	48,558	4,371,925
		6,240,023
China—8.5%
Alibaba Group Holding Ltd., ADR*	28,558	2,284,354
China Mengniu Dairy Co. Ltd.*	438,000	1,731,459
Li Auto, Inc., ADR*	69,700	1,603,797
Meituan, Class B*,2	114,800	2,412,688
NXP Semiconductors NV	11,961	1,764,367
Ping An Insurance Group Co. of China Ltd., Class H	536,000	2,673,994
Tencent Holdings Ltd.	51,200	1,729,347
Zhongsheng Group Holdings Ltd.	227,000	900,131
		15,100,137
Denmark—1.4%
Genmab A/S*	7,735	2,488,376

Finland—1.7%
Metso Outotec Oyj	453,520	3,007,550

France—7.3%
AXA SA	171,860	3,752,203
Cie Generale des Etablissements Michelin SCA	115,385	2,585,281
Danone SA	86,139	4,073,108

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Ubisoft Entertainment SA*	92,991	2,555,627
		12,966,219
Germany—4.4%
CTS Eventim AG & Co. KGaA*	64,330	2,646,657
Infineon Technologies AG	62,263	1,362,565
Knorr-Bremse AG	25,645	1,101,279
LANXESS AG	32,357	941,648
SAP SE	20,634	1,681,571
		7,733,720
Hong Kong—1.5%
Prudential PLC	267,340	2,616,626

India—4.8%
Axis Bank Ltd., GDR	60,416	2,713,735
Infosys Ltd., ADR	130,699	2,217,962
Mahindra & Mahindra Ltd., GDR	232,511	3,627,172
		8,558,869
Indonesia—4.9%
Bank Central Asia Tbk. PT	8,362,500	4,668,277
Bank Mandiri Persero Tbk. PT	6,511,100	3,998,077
		8,666,354
Ireland—1.6%
AIB Group PLC	1,124,067	2,735,527

Italy—2.8%
Infrastrutture Wireless Italiane SpA[2]	203,987	1,779,690
PRADA SpA	300,400	1,393,072
Prysmian SpA	64,763	1,855,063
		5,027,825
Japan—12.3%
ITOCHU Corp.	95,400	2,302,757
NEC Corp.	46,600	1,492,144
Nippon Telegraph & Telephone Corp.	130,600	3,522,585
OBIC Business Consultants Co. Ltd.	88,700	2,737,776
ORIX Corp.	137,400	1,924,844
Shin-Etsu Chemical Co. Ltd.	19,700	1,949,449
SoftBank Group Corp.	65,800	2,230,033
Sony Group Corp.	51,200	3,298,018

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyota Motor Corp.	169,800	2,219,361
		21,676,967
Netherlands—1.7%
ASML Holding NV	3,652	1,512,946
Koninklijke Philips NV1	94,754	1,458,879
		2,971,825
Norway—2.3%
Equinor ASA	84,374	2,782,546
Mowi ASA	100,414	1,277,219
		4,059,765
Portugal—2.5%
Galp Energia SGPS SA1	455,971	4,387,074

South Korea—4.1%
LG Chem Ltd.	7,904	2,918,436
Samsung Engineering Co. Ltd.*	171,722	2,703,216
SK Hynix, Inc.	27,740	1,586,733
		7,208,385
Switzerland—7.1%
Alcon, Inc.	43,414	2,521,721
Barry Callebaut AG	2,447	4,612,628
Novartis AG, Registered Shares	54,578	4,160,859
On Holding AG, Class A*	76,400	1,226,220
		12,521,428
Taiwan—1.6%
Merida Industry Co. Ltd.	166,000	938,398
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,700	1,830,552
		2,768,950
United Kingdom—14.2%
Ashtead Group PLC	63,173	2,837,087
AstraZeneca PLC	39,511	4,343,421
DCC PLC	38,772	2,013,530
London Stock Exchange Group PLC	51,679	4,364,233
RELX PLC	89,609	2,189,662
Sage Group PLC	390,463	3,009,136
Spectris PLC	80,206	2,423,652
Unilever PLC	87,180	3,837,343
		25,018,064
United States—5.5%
Aon PLC, Class A	12,145	3,253,281

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Aptiv PLC*	18,497	1,446,650
LivaNova PLC*	21,699	1,101,658
Schlumberger NV	108,504	3,895,294
		9,696,883
Total common stocks (cost—$239,316,339)		175,847,196

Investment of cash collateral from securities loaned—4.2%
Money market funds—4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[3,4] (cost—$7,552,825)	7,552,825	7,552,825
Total investments (cost—$246,869,164)[4]—103.7%		183,400,021
Liabilities in excess of other assets—(3.7)%		(6,626,855)
Net assets—100.0%		$176,773,166

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	38,899,245	136,947,951	—	175,847,196
Investment of cash collateral from securities loaned	—	7,552,825	—	7,552,825
Total	38,899,245	144,500,776	—	183,400,021

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,192,378, represented 2.3% of the Fund's net assets at period end.

3	Rates shown reflect yield at September 30, 2022.

4	Includes $7,243,529 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,552,825 and non-cash collateral of $0.

UBS US Dividend Ruler Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Common stocks
Aerospace & defense	3.2%
Air freight & logistics	2.1
Banks	4.6
Beverages	5.8
Biotechnology	5.0
Capital markets	3.5
Chemicals	3.0
Commercial services & supplies	1.9
Communications equipment	1.6
Consumer finance	1.6
Electric utilities	4.1
Equity real estate investment trusts	1.8
Health care equipment & supplies	2.2
Health care providers & services	3.9
Hotels, restaurants & leisure	6.0
Household products	3.1
Industrial conglomerates	2.0
Insurance	5.0
IT services	4.1
Oil, gas & consumable fuels	5.9
Pharmaceuticals	4.1
Road & rail	2.0
Semiconductors & semiconductor equipment	7.5
Software	10.4
Specialty retail	2.6
Total common stocks	97.0
Short-term investments	2.3
Total investments	99.3
Other assets in excess of liabilities	0.7
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.0%
Aerospace & defense—3.2%
Raytheon Technologies Corp.	44,073	3,607,816

Air freight & logistics—2.1%
United Parcel Service, Inc., Class B	14,986	2,420,838

Banks—4.6%
JPMorgan Chase & Co.	24,657	2,576,657
Truist Financial Corp.	60,873	2,650,410
		5,227,067
Beverages—5.8%
Coca-Cola Co.	65,493	3,668,918
Diageo PLC, ADR	17,028	2,891,525
		6,560,443
Biotechnology—5.0%
AbbVie, Inc.	27,631	3,708,357
Amgen, Inc.	8,743	1,970,672
		5,679,029
Capital markets—3.5%
BlackRock, Inc.	4,075	2,242,391
Morgan Stanley	22,565	1,782,861
		4,025,252
Chemicals—3.0%
Linde PLC	12,861	3,467,197

Commercial services & supplies—1.9%
Republic Services, Inc.	16,345	2,223,574

Communications equipment—1.6%
Cisco Systems, Inc.	45,339	1,813,560

Consumer finance—1.6%
Discover Financial Services	19,957	1,814,490

Electric utilities—4.1%
American Electric Power Co., Inc.	22,205	1,919,622

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
NextEra Energy, Inc.	35,889	2,814,057
		4,733,679
Equity real estate investment trusts—1.8%
Prologis, Inc.	20,000	2,032,000

Health care equipment & supplies—2.2%
Abbott Laboratories	26,370	2,551,561

Health care providers & services—3.9%
UnitedHealth Group, Inc.	8,743	4,415,565

Hotels, restaurants & leisure—6.0%
McDonald's Corp.	16,361	3,775,137
Starbucks Corp.	35,751	3,012,379
		6,787,516
Household products—3.1%
Procter & Gamble Co.	27,705	3,497,756

Industrial conglomerates—2.0%
Honeywell International, Inc.	13,549	2,262,277

Insurance—5.0%
Chubb Ltd.	17,488	3,180,717
Marsh & McLennan Cos., Inc.	17,120	2,555,845
		5,736,562
IT services—4.1%
Accenture PLC, Class A	10,840	2,789,132
Automatic Data Processing, Inc.	8,273	1,871,270
		4,660,402
Oil, gas & consumable fuels—5.9%
EOG Resources, Inc.	34,347	3,837,590
Phillips 66	35,189	2,840,456
		6,678,046
Pharmaceuticals—4.1%
Johnson & Johnson	28,561	4,665,725

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Road & rail—2.0%
Union Pacific Corp.	11,761	2,291,278

Semiconductors & semiconductor equipment—7.5%
Analog Devices, Inc.	18,417	2,566,225
Broadcom, Inc.	6,898	3,062,781
Texas Instruments, Inc.	18,939	2,931,378
		8,560,384
Software—10.4%
Microsoft Corp.	39,741	9,255,679
Oracle Corp.	42,737	2,609,948
		11,865,627
Specialty retail—2.6%
Home Depot, Inc.	10,567	2,915,858
Total common stocks (cost—$120,996,564)		110,493,502

Short-term investments—2.3%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 2.940%[1] (cost—$2,561,179)	2,561,179	2,561,179
Total investments (cost—$123,557,743)—99.3%		113,054,681
Other assets in excess of liabilities—0.7%		852,763
Net assets—100.0%		$113,907,444

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	110,493,502	—	—	110,493,502
Short-term investments	—	2,561,179	—	2,561,179
Total	110,493,502	2,561,179	—	113,054,681

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rates shown reflect yield at September 30, 2022.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.7%
Capital markets—2.8%
Ameriprise Financial, Inc.	10,566	2,662,104
S&P Global, Inc.	6,355	1,940,499
		4,602,603
Chemicals—1.6%
Sherwin-Williams Co.	12,779	2,616,500

Electrical equipment—0.9%
Rockwell Automation, Inc.	6,947	1,494,369

Energy equipment & services—1.4%
Schlumberger NV	61,548	2,209,573

Equity real estate investment trusts—2.0%
American Tower Corp.	15,527	3,333,647

Food & staples retailing—2.8%
Costco Wholesale Corp.	9,513	4,492,704

Health care equipment & supplies—6.6%
Abbott Laboratories	39,914	3,862,079
Boston Scientific Corp.*	106,374	4,119,865
Intuitive Surgical, Inc.*	14,916	2,795,855
		10,777,799
Health care providers & services—3.9%
UnitedHealth Group, Inc.	12,564	6,345,323

Hotels, restaurants & leisure—1.3%
Booking Holdings, Inc.*	1,277	2,098,379

Household products—1.5%
Procter & Gamble Co.	19,779	2,497,099

Industrial conglomerates—1.9%
Honeywell International, Inc.	18,901	3,155,900

Interactive media & services—8.5%
Alphabet, Inc., Class A*	145,438	13,911,145

Internet & direct marketing retail—8.2%
Amazon.com, Inc.*	118,022	13,336,486

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—6.1%
Fidelity National Information Services, Inc.	38,256	2,891,006
Visa, Inc., Class A	40,017	7,109,020
		10,000,026
Life sciences tools & services—3.6%
Danaher Corp.	12,794	3,304,562
Thermo Fisher Scientific, Inc.	5,025	2,548,630
		5,853,192
Machinery—1.6%
Parker-Hannifin Corp.	10,744	2,603,379

Multiline retail—1.5%
Dollar General Corp.	10,304	2,471,517

Personal products—1.6%
Estee Lauder Cos., Inc., Class A	12,198	2,633,548

Pharmaceuticals—1.4%
Eli Lilly & Co.	6,804	2,200,073

Road & rail—2.0%
Union Pacific Corp.	16,673	3,248,234

Semiconductors & semiconductor equipment—4.7%
Applied Materials, Inc.	43,185	3,538,147
Texas Instruments, Inc.	26,466	4,096,408
		7,634,555
Software—17.2%
Microsoft Corp.	89,818	20,918,612
Palo Alto Networks, Inc.*	18,589	3,044,692
Salesforce, Inc.*	27,914	4,015,150
		27,978,454
Specialty retail—5.9%
Home Depot, Inc.	11,626	3,208,078
O'Reilly Automotive, Inc.*	4,127	2,902,726

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
TJX Cos., Inc.	55,300	3,435,236
		9,546,040
Technology hardware, storage & peripherals—7.2%
Apple, Inc.	84,525	11,681,355

Textiles, apparel & luxury goods—1.5%
Nike, Inc., Class B	29,338	2,438,575
Total common stocks (cost—$188,407,799)		159,160,475

Short-term investments—2.2%
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 2.940%[1] (cost—$3,675,635)	3,675,635	3,675,635
Total investments (cost—$192,083,434)—99.9%		162,836,110
Other assets in excess of liabilities—0.1%		137,047
Net assets—100.0%		$162,973,157

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	159,160,475	—	—	159,160,475
Short-term investments	—	3,675,635	—	3,675,635
Total	159,160,475	3,675,635	—	162,836,110

At September 30, 2022, there were no transfers in or out of Level 3.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Rates shown reflect yield at September 30, 2022.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—95.6%
Air freight & logistics—1.6%
Forward Air Corp.	21,937	1,980,034

Auto components—1.8%
Visteon Corp.*	21,215	2,250,063

Banks—6.3%
First Bancorp/Southern Pines NC	53,268	1,948,544
National Bank Holdings Corp., Class A	33,957	1,256,069
Texas Capital Bancshares, Inc.*	22,773	1,344,290
Veritex Holdings, Inc.	58,657	1,559,690
Webster Financial Corp.	39,481	1,784,541
		7,893,134
Beverages—0.9%
Duckhorn Portfolio, Inc.*,1	80,582	1,162,798

Biotechnology—6.6%
Allogene Therapeutics, Inc.*,1	64,931	701,255
Argenx SE, ADR*	2,390	843,790
IGM Biosciences, Inc.*,1	18,019	409,752
Immunocore Holdings PLC, ADR*	14,242	668,519
Insmed, Inc.*	36,151	778,693
Intellia Therapeutics, Inc.*	11,302	632,460
Kymera Therapeutics, Inc.*	25,248	549,649
MeiraGTx Holdings PLC*	41,126	345,870
Nurix Therapeutics, Inc.*,1	36,949	481,445
PMV Pharmaceuticals, Inc.*,1	23,641	281,328
Relay Therapeutics, Inc.*	32,808	733,915
Repare Therapeutics, Inc.*,1	21,002	254,754
Xencor, Inc.*	33,728	876,253
Zentalis Pharmaceuticals, Inc.*	33,689	729,704
		8,287,387
Building products—0.9%
Simpson Manufacturing Co., Inc.	14,553	1,140,955

Chemicals—0.4%
Aspen Aerogels, Inc.*	49,285	454,408

Construction & engineering—3.2%
Ameresco, Inc., Class A*	36,300	2,413,224

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
MasTec, Inc.*	25,599	1,625,537
		4,038,761
Electrical equipment—2.6%
Regal Rexnord Corp.	18,074	2,536,867
Shoals Technologies Group, Inc., Class A*	35,152	757,525
		3,294,392
Equity real estate investment trusts—2.4%
Ryman Hospitality Properties, Inc.	39,694	2,921,081

Food & staples retailing—2.5%
Performance Food Group Co.*	71,538	3,072,557

Health care equipment & supplies—5.4%
AtriCure, Inc.*	37,239	1,456,045
Inspire Medical Systems, Inc.*	9,940	1,763,058
Silk Road Medical, Inc.*	34,648	1,559,160
STAAR Surgical Co.*	27,240	1,921,782
		6,700,045
Health care providers & services—4.4%
Castle Biosciences, Inc.*	22,173	578,272
LHC Group, Inc.*	10,827	1,771,947
R1 RCM, Inc.*	103,372	1,915,483
Surgery Partners, Inc.*	52,117	1,219,538
		5,485,240
Hotels, restaurants & leisure—6.6%
Bloomin' Brands, Inc.	73,623	1,349,510
Churchill Downs, Inc.	8,568	1,577,797
Dave & Buster's Entertainment, Inc.*	37,228	1,155,185
Planet Fitness, Inc., Class A*	27,872	1,607,100
Six Flags Entertainment Corp.*	63,075	1,116,427
Wyndham Hotels & Resorts, Inc.	24,151	1,481,664
		8,287,683
Household durables—0.9%
TopBuild Corp.*	6,909	1,138,465

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—5.2%
DigitalOcean Holdings, Inc.*	42,287	1,529,521
Jack Henry & Associates, Inc.	14,431	2,630,338
Shift4 Payments, Inc., Class A*	41,212	1,838,467
Wix.com Ltd.*	5,595	437,697
		6,436,023
Life sciences tools & services—5.4%
Azenta, Inc.	31,945	1,369,163
Medpace Holdings, Inc.*	15,784	2,480,771
NanoString Technologies, Inc.*	28,056	358,275
NeoGenomics, Inc.*	41,850	360,328
Repligen Corp.*	11,560	2,162,992
		6,731,529
Machinery—5.5%
Astec Industries, Inc.	13,045	406,873
Chart Industries, Inc.*	23,556	4,342,549
Evoqua Water Technologies Corp.*	64,943	2,147,665
		6,897,087
Media—0.4%
Magnite, Inc.*	82,200	540,054

Multiline retail—1.1%
Ollie's Bargain Outlet Holdings, Inc.*	26,883	1,387,163

Oil, gas & consumable fuels—4.3%
Chesapeake Energy Corp.[1]	21,917	2,064,800
Matador Resources Co.	28,076	1,373,478
Ovintiv, Inc.	41,966	1,930,436
		5,368,714
Pharmaceuticals—1.4%
Arvinas, Inc.*	21,332	949,061
Intra-Cellular Therapies, Inc.*	17,704	823,767
		1,772,828
Professional services—1.9%
KBR, Inc.	35,953	1,553,889

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
Sterling Check Corp.*,1	47,465	837,282
		2,391,171
Semiconductors & semiconductor equipment—4.4%
Lattice Semiconductor Corp.*	41,807	2,057,323
MaxLinear, Inc.*	49,886	1,627,281
Universal Display Corp.	19,375	1,828,031
		5,512,635
Software—10.9%
Alteryx, Inc., Class A*	35,722	1,994,716
Clearwater Analytics Holdings, Inc., Class A*,1	40,289	676,452
CyberArk Software Ltd.*	13,303	1,994,652
Elastic NV*	25,486	1,828,366
ForgeRock, Inc., Class A*	30,900	448,977
HashiCorp, Inc., Class A*,1	10,700	344,433
Jamf Holding Corp.*,1	71,442	1,583,155
Sumo Logic, Inc.*	229,833	1,723,748
Tenable Holdings, Inc.*	47,803	1,663,544
Varonis Systems, Inc.*	52,463	1,391,319
		13,649,362
Specialty retail—1.9%
Children's Place, Inc.*	20,891	645,323
National Vision Holdings, Inc.*	50,899	1,661,852
		2,307,175
Technology hardware, storage & peripherals—2.3%
Pure Storage, Inc., Class A*	103,035	2,820,068

Textiles, apparel & luxury goods—1.0%
Tapestry, Inc.	44,890	1,276,223

Thrifts & mortgage finance—0.7%
Essent Group Ltd.	23,274	811,564

Trading companies & distributors—2.7%
Boise Cascade Co.	27,527	1,636,755

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Herc Holdings, Inc.	17,120	1,778,426
		3,415,181
Total common stocks (cost—$134,108,143)		119,423,780

Exchange traded funds—0.6%
iShares Russell 2000 Growth ETF (cost—$782,648)	3,800	785,042

Short-term investments—3.9%
Investment companies—3.9%
State Street Institutional U.S. Government Money Market Fund, 2.940%[2] (cost—$4,861,781)	4,861,781	4,861,781

Investment of cash collateral from securities loaned—2.3%
Money market funds—2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[2] (cost—$2,872,221)	2,872,221	2,872,221
Total investments (cost—$142,624,793)[3]—102.4%		127,942,824
Liabilities in excess of other assets—(2.4)%		(3,057,984)
Net assets—100.0%		$124,884,840

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	119,423,780	—	—	119,423,780
Exchange traded funds	785,042	—	—	785,042
Short-term investments	—	4,861,781	—	4,861,781
Investment of cash collateral from securities loaned	—	2,872,221	—	2,872,221
Total	120,208,822	7,734,002	—	127,942,824

At September 30, 2022, there were no transfers in or out of Level 3.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at September 30, 2022.

3	Includes $6,502,710 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,872,221 and non-cash collateral of $3,784,552.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—2.7%
Supranationals—2.7%
Inter-American Development Bank
3.500%, due 09/14/29	150,000	144,012
Nordic Investment Bank
3.375%, due 09/08/27	1,900,000	1,837,761
Total corporate bonds (cost—$1,992,882)		1,981,773

Non-U.S. government agency obligations—96.1%
Germany—2.9%
Kreditanstalt fuer Wiederaufbau
0.625%, due 01/22/26	750,000	664,860
2.000%, due 05/02/25	100,000	94,205
2.875%, due 04/03/28	1,500,000	1,402,590
		2,161,655
Supranationals—93.2%
African Development Bank
0.750%, due 04/03/23	300,000	295,050
7.375%, due 04/06/23	300,000	304,444
Series GDIF,
0.875%, due 03/23/26	500,000	443,485
Series GDIF,
0.875%, due 07/22/26	2,500,000	2,199,910
Series GDIF,
2.125%, due 11/16/22	200,000	199,710
Agence Francaise de Developpement EPIC
0.625%, due 01/22/26[1]	3,000,000	2,647,739
Asian Development Bank
0.750%, due 10/08/30	600,000	464,454
1.500%, due 03/04/31	1,300,000	1,067,198
1.750%, due 09/19/29	700,000	600,494
1.875%, due 03/15/29	300,000	261,909
1.875%, due 01/24/30	700,000	601,165
3.125%, due 09/26/28	400,000	375,512
Asian Infrastructure Investment Bank
0.500%, due 05/28/25	1,300,000	1,169,840
0.500%, due 01/27/26	1,600,000	1,398,861
Council of Europe Development Bank
0.875%, due 09/22/26	1,500,000	1,310,264
1.375%, due 02/27/25	1,300,000	1,211,379
2.500%, due 02/27/24	650,000	633,821

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Bank for Reconstruction & Development
0.500%, due 05/19/25	400,000	361,781
0.500%, due 11/25/25	500,000	442,341
0.500%, due 01/28/26	2,000,000	1,760,363
1.500%, due 02/13/25	600,000	561,597
2.750%, due 03/07/23	200,000	198,976
European Investment Bank
0.375%, due 03/26/26	100,000	87,380
0.625%, due 07/25/25	250,000	225,568
0.625%, due 10/21/27	600,000	503,633
1.250%, due 02/14/31[2]	900,000	729,495
1.875%, due 02/10/25	700,000	661,751
2.625%, due 03/15/24[2]	225,000	219,537
IDB Trust Services Ltd.
0.908%, due 06/25/25[1]	400,000	362,020
1.809%, due 02/26/25[1]	400,000	375,688
2.843%, due 04/25/24[1]	1,800,000	1,755,562
3.389%, due 09/26/23[1]	800,000	791,834
Inter-American Development Bank
0.625%, due 07/15/25	850,000	766,815
0.625%, due 09/16/27	1,100,000	923,934
0.875%, due 04/20/26	200,000	177,262
1.125%, due 07/20/28	2,600,000	2,189,460
1.125%, due 01/13/31	4,800,000	3,825,506
1.500%, due 01/13/27	500,000	447,064
2.000%, due 06/02/26	1,700,000	1,565,156
2.000%, due 07/23/26	630,000	578,875
2.250%, due 06/18/29	3,800,000	3,380,024
2.375%, due 07/07/27	1,285,000	1,183,059
3.000%, due 10/04/23	300,000	296,639
3.125%, due 09/18/28	2,650,000	2,494,020
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	500,000	440,180
1.750%, due 10/02/24[1]	1,400,000	1,329,430
International Bank for Reconstruction & Development
0.750%, due 11/24/27	2,200,000	1,850,266
0.750%, due 08/26/30	2,500,000	1,935,650
0.875%, due 05/14/30	2,400,000	1,894,224
1.125%, due 09/13/28	1,900,000	1,591,934
1.250%, due 02/10/31	2,300,000	1,852,215
1.625%, due 11/03/31	2,700,000	2,216,411
2.500%, due 03/29/32	2,100,000	1,850,074

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
Series GDIF,
1.375%, due 04/20/28	800,000	686,936
Series GDIF,
1.750%, due 10/23/29	3,760,000	3,227,629
Series GDIF,
2.500%, due 11/22/27	1,000,000	921,181
International Development Association
0.875%, due 04/28/26[1]	200,000	177,941
1.000%, due 12/03/30[1]	2,200,000	1,732,691
2.750%, due 04/24/23[1]	250,000	247,933
Series GDIF,
0.750%, due 06/10/27[1]	1,500,000	1,280,927
International Finance Corp.
0.375%, due 07/16/25	600,000	537,888
0.750%, due 10/08/26	1,100,000	956,010
0.750%, due 08/27/30	1,250,000	978,212
1.375%, due 10/16/24	100,000	94,255
2.125%, due 04/07/26	875,000	811,440
Nordic Investment Bank
0.500%, due 01/21/26	800,000	710,670
2.875%, due 07/19/23	300,000	296,457
		69,671,129
Total non-U.S. government agency obligations (cost—$81,564,906)		71,832,784

	Number of shares
Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 2.940% (cost—$873,938)	873,938	873,938

Investment of cash collateral from securities loaned—1.1%
Money market funds—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[3] (cost—$860,125)	860,125	860,125
Total investments (cost—$85,291,851)[4]—101.1%		75,548,620
Liabilities in excess of other assets—(1.1)%		(830,160)
Net assets—100.0%		$74,718,460

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	1,981,773	—	1,981,773
Non-U.S. government agency obligations	—	71,832,784	—	71,832,784
Short-term investments	—	873,938	—	873,938
Investment of cash collateral from securities loaned	—	860,125	—	860,125
Total	—	75,548,620	—	75,548,620

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2	Security, or portion thereof, was on loan at the period end.

3	Rates shown reflect yield at September 30, 2022.

4	Includes $855,674 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $873,938 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2022

Corporate bonds
Airlines	1.9%
Auto manufacturers	6.7
Banks	11.2
Beverages	0.6
Biotechnology	0.4
Building materials	1.3
Chemicals	2.0
Commercial services	2.8
Computers	1.6
Diversified financial services	6.0
Electric	1.6
Electrical components & equipment	1.0
Entertainment	1.2
Environmental control	0.5
Food	0.1
Healthcare-products	1.3
Healthcare-services	0.7
Home builders	0.9
Housewares	0.7
Insurance	1.3
Internet	0.9
Lodging	0.7
Media	3.1
Mining	2.5
Miscellaneous manufacturers	2.1
Oil & gas	6.5
Packaging & containers	0.7
Pharmaceuticals	0.9
Pipelines	4.4
Real estate	0.2
Real estate investment trusts	1.5
Retail	1.1
Semiconductors	1.3
Software	0.7
Telecommunications	4.6
Transportation	0.3
Total corporate bonds	75.3
Asset-backed security	0.4%
Mortgage-backed securities	11.0
Municipal bonds	3.8
Non-U.S. government agency obligations	3.1
U.S. Treasury obligations	4.1
Short-term investments	1.0
Investment of cash collateral from securities loaned	1.8
Total investments	100.5
Liabilities in excess of other assets	(0.5)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Asset-backed security—0.4%
United States—0.4%
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
4.243%, due 03/17/37[1,2]
(cost—$99,986)	99,986	98,394

Corporate bonds—75.3%
Australia—0.4%
Glencore Funding LLC
4.000%, due 04/16/25[1]	100,000	96,520

Belgium—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	143,398

Brazil—0.8%
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	205,250

Canada—2.0%
NOVA Chemicals Corp.
5.250%, due 06/01/27[1]	250,000	212,500
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	49,206
Teck Resources Ltd.
3.900%, due 07/15/30	300,000	255,198
		516,904
China—0.5%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[3]	200,000	59,163
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	60,775
		119,938
Colombia—1.1%
Ecopetrol SA
4.125%, due 01/16/25	250,000	227,703

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Colombia—(concluded)
5.375%, due 06/26/26	70,000	63,276
		290,979
Germany—3.1%
BMW US Capital LLC
2.800%, due 04/11/26[1]	400,000	370,158
Volkswagen Group of America Finance LLC
3.950%, due 06/06/25[1]	250,000	240,142
4.625%, due 11/13/25[1]	200,000	195,549
		805,849
Ireland—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26	300,000	279,870
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[1]	50,000	45,230
		325,100
Norway—1.2%
Aker BP ASA
2.875%, due 01/15/26[1]	350,000	317,856

Peru—0.2%
Southern Copper Corp.
6.750%, due 04/16/40	40,000	41,100

Qatar—0.9%
QNB Finance Ltd.
2.750%, due 02/12/27[3]	250,000	225,203

Singapore—0.9%
BOC Aviation Ltd.
3.250%, due 04/29/25[3]	250,000	235,516

United Kingdom—2.7%
Barclays PLC
4.836%, due 05/09/28	200,000	174,341
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	94,248
Lloyds Banking Group PLC
4.582%, due 12/10/25[4]	200,000	188,678

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
NatWest Group PLC
3.875%, due 09/12/23	250,000	246,422
		703,689
United States—59.7%
Abbott Laboratories
3.750%, due 11/30/26[4]	95,000	92,136
AbbVie, Inc.
4.500%, due 05/14/35	100,000	88,965
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	50,415
Series G,
4.150%, due 05/01/49	50,000	37,895
Air Lease Corp.
2.875%, due 01/15/26	50,000	44,758
American International Group, Inc.
2.500%, due 06/30/25	50,000	46,650
Apple, Inc.
4.650%, due 02/23/46	100,000	93,511
Arconic Corp.
6.000%, due 05/15/25[1]	250,000	240,641
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[1]	200,000	187,121
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	150,000	126,750
AT&T, Inc.
3.800%, due 12/01/57	58,000	39,182
4.300%, due 02/15/30	300,000	274,102
Avantor Funding, Inc.
4.625%, due 07/15/28[1]	275,000	244,735
Bank of America Corp.
4.200%, due 08/26/24	250,000	245,902
6.110%, due 01/29/37	125,000	120,309
Series DD,
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[5]	110,000	108,053
Bank of New York Mellon Corp.
1.600%, due 04/24/25	100,000	92,363
Boyd Gaming Corp.
4.750%, due 12/01/27[4]	200,000	177,002
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	45,665

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	99,000	93,692
4.125%, due 06/15/39	50,000	43,699
Broadcom, Inc.
3.137%, due 11/15/35[1]	300,000	210,210
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	277,361
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[1]	75,000	71,062
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	314,225
Citigroup, Inc.
5.500%, due 09/13/25	300,000	299,533
6.675%, due 09/13/43	25,000	25,457
Comcast Corp.
2.887%, due 11/01/51	64,000	40,079
2.937%, due 11/01/56	67,000	39,991
3.969%, due 11/01/47	38,000	29,055
ConocoPhillips Co.
3.758%, due 03/15/42[1]	250,000	201,449
Continental Resources, Inc.
4.375%, due 01/15/28	250,000	224,369
Covanta Holding Corp.
4.875%, due 12/01/29[1]	150,000	121,239
DCP Midstream Operating LP
5.375%, due 07/15/25	250,000	242,785
Dell International LLC/EMC Corp.
5.850%, due 07/15/25	250,000	251,920
Delta Air Lines, Inc.
7.000%, due 05/01/25[1]	300,000	301,936
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	40,377
DuPont de Nemours, Inc.
4.725%, due 11/15/28[4]	100,000	95,097
Enact Holdings, Inc.
6.500%, due 08/15/25[1]	250,000	238,922
Energy Transfer LP
5.400%, due 10/01/47	50,000	40,484
5.500%, due 06/01/27	50,000	48,705
EQT Corp.
3.900%, due 10/01/27	370,000	336,699
Exelon Corp.
3.400%, due 04/15/26	250,000	235,326

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
4.450%, due 04/15/46	50,000	40,812
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	222,022
FedEx Corp.
4.550%, due 04/01/46	50,000	39,557
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	300,000	267,119
Fox Corp.
3.050%, due 04/07/25	25,000	23,812
5.576%, due 01/25/49	25,000	21,379
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	190,550
General Electric Co.,
Series D,
3 mo. USD LIBOR + 3.330%,
6.623%, due 12/15/22[2,5]	99,000	92,583
General Motors Co.
6.125%, due 10/01/25	100,000	100,043
6.600%, due 04/01/36	300,000	280,478
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	71,289
4.750%, due 03/01/46	50,000	43,516
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	200,000	193,316
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	200,000	189,438
5.150%, due 05/22/45	30,000	25,033
Harley-Davidson Financial Services, Inc.
3.350%, due 06/08/25[1]	300,000	281,081
HCA, Inc.
5.250%, due 06/15/26	200,000	193,267
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	195,000
Home Depot, Inc.
2.125%, due 09/15/26	100,000	90,669
Illinois Tool Works, Inc.
2.650%, due 11/15/26[4]	80,000	74,251
International Game Technology PLC
6.500%, due 02/15/25[1]	300,000	299,250
iStar, Inc.
4.750%, due 10/01/24	200,000	197,240

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	150,000	132,686
3.875%, due 09/10/24	350,000	342,281
Series I,
3 mo. USD LIBOR + 3.470%,
6.276%, due 01/30/23[2,5]	97,000	96,999
Kinder Morgan, Inc.
4.300%, due 03/01/28	350,000	327,547
5.550%, due 06/01/45	40,000	34,848
Kroger Co.
6.900%, due 04/15/38	25,000	26,844
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[1]	45,000	44,579
4.569%, due 02/01/29[1]	155,000	142,766
Lumen Technologies, Inc.
5.625%, due 04/01/25	200,000	194,000
LYB International Finance BV
4.875%, due 03/15/44	50,000	40,657
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	56,152
Masco Corp.
1.500%, due 02/15/28	400,000	322,754
McDonald's Corp.
4.875%, due 12/09/45	75,000	66,383
MetLife, Inc.
6.400%, due 12/15/36	110,000	106,070
Microsoft Corp.
2.525%, due 06/01/50	100,000	65,334
Morgan Stanley
4.300%, due 01/27/45	50,000	39,577
4.350%, due 09/08/26	140,000	133,339
Series M,
3 mo. USD LIBOR + 4.435%,
5.875%, due 09/15/26[2,5]	105,000	101,424
MPLX LP
4.875%, due 06/01/25	70,000	68,597
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	193,340
Olin Corp.
5.125%, due 09/15/27	200,000	180,724
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	187,970

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Oracle Corp.
2.800%, due 04/01/27	100,000	88,255
4.000%, due 11/15/47	50,000	33,502
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	56,179
Quanta Services, Inc.
0.950%, due 10/01/24	400,000	365,223
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[1]	300,000	246,000
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	400,000	383,752
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	63,531
Sirius XM Radio, Inc.
3.125%, due 09/01/26[1]	250,000	219,556
Southwest Airlines Co.
3.000%, due 11/15/26	200,000	181,814
Sprint Corp.
7.125%, due 06/15/24	250,000	253,740
Toll Brothers Finance Corp.
4.875%, due 03/15/27	250,000	229,467
Union Pacific Corp.
4.050%, due 11/15/45	40,000	31,631
United Rentals North America, Inc.
5.500%, due 05/15/27	300,000	289,906
Verizon Communications, Inc.
4.329%, due 09/21/28[4]	400,000	376,369
Walt Disney Co.
4.950%, due 10/15/45	50,000	45,206
WESCO Distribution, Inc.
7.125%, due 06/15/25[1]	250,000	250,137

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	80,047
		15,410,718
Total corporate bonds (cost—$21,097,288)		19,438,020

Mortgage-backed securities—11.0%
United States—11.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[1]	150,000	111,574
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.716%, due 04/14/33[1,6]	100,000	89,148
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[1]	135,000	120,836
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
1 mo. USD LIBOR + 1.400%,
4.218%, due 06/15/38[1,2]	148,872	139,919
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
4.116%, due 10/15/36[1,2]	175,000	160,593
BX Trust,
Series 2021-LGCY, Class D,
1 mo. USD LIBOR + 1.302%,
4.120%, due 10/15/23[1,2]	400,000	367,194
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
5.068%, due 07/15/38[1,2]	347,859	333,041
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.131%, due 05/25/50[1,6]	50,000	46,657
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class C,
4.555%, due 07/10/51[6]	100,000	86,382
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[6]	200,000	179,284

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Med Trust,
Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
4.818%, due 11/15/38[1,2]	300,000	283,842
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
4.419%, due 04/15/38[1,2]	300,000	284,222
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class C,
4.315%, due 11/15/52[6]	100,000	85,667
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
3.918%, due 03/15/36[1,2]	375,000	352,749
SLG Office Trust,
Series 2021-OVA, Class C,
2.851%, due 07/15/41[1]	100,000	75,113
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
5.568%, due 11/15/27[1,2]	125,000	312
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.993%, due 05/15/51[6]	150,000	128,540
Total mortgage-backed securities (cost—$3,300,274)		2,845,073

Municipal bonds—3.8%
California—1.1%
State of California, GO Bonds
7.300%, due 10/01/39	250,000	299,225

Hawaii—0.2%
State of Hawaii, GO Bonds, Series FZ,
2.245%, due 08/01/38	75,000	50,683

Illinois—0.2%
State of Illinois, GO Bonds
6.630%, due 02/01/35	50,000	50,779

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Michigan—0.3%
Michigan Finance Authority Hospital, Trinity Health Corp Obligated Group, Refunding, Revenue Bonds,
Series T,
3.084%, due 12/01/34	100,000	83,083

New York—0.8%
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series F,
2.657%, due 02/15/28	150,000	134,050
New York State Urban Development Corp., Personal Income Tax, Refunding, Revenue Bonds,
Series D-1,
3.150%, due 03/15/27	70,000	65,959
		200,009
Texas—0.9%
City of Houston TX, Refunding, GO Bonds,
Series A,
6.290%, due 03/01/32	55,000	57,767
City of San Antonio TX Electric & Gas Systems, Revenue Bonds
5.808%, due 02/01/41	105,000	109,814
Texas Transportation Commission, Taxable Refunding, GO Bonds
2.472%, due 10/01/44	100,000	65,438
		233,019
Washington—0.3%
State of Washington, GO Bonds
5.140%, due 08/01/40	70,000	72,392
Total municipal bonds (cost—$1,140,885)		989,190

Non-U.S. government agency obligations—3.1%
Colombia—0.6%
Colombia Government International Bonds
8.125%, due 05/21/24	155,000	158,032

Indonesia—0.4%
Indonesia Government International Bonds
6.625%, due 02/17/37[1]	100,000	103,925

Mexico—0.4%
Mexico Government International Bonds
4.750%, due 03/08/44	150,000	114,825

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Panama—0.1%
Panama Government International Bonds
3.870%, due 07/23/60	50,000	29,600

Peru—0.8%
Peruvian Government International Bonds
7.350%, due 07/21/25	200,000	209,475

Turkey—0.3%
Turkey Government International Bonds
6.875%, due 03/17/36	100,000	72,250

Uruguay—0.5%
Uruguay Government International Bonds
7.625%, due 03/21/36	100,000	119,925
Total non-U.S. government agency obligations (cost—$940,725)		808,032

U.S. Treasury obligations—4.1%
United States—4.1%
U.S. Treasury Inflation Indexed Notes (TIPS)
0.125%, due 07/15/31	591,400	515,645
U.S. Treasury Notes
4.125%, due 09/30/27	545,000	546,788
Total U.S. Treasury obligations (cost—$1,068,526)		1,062,433

	Number of shares
Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 2.940%[7] (cost—$242,078)	242,078	242,078

Investment of cash collateral from securities loaned—1.8%
Money market funds—1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%[7] (cost—$466,998)	466,998	466,998
Total investments[8] (cost—$28,356,760)—100.5%		25,950,218
Liabilities in excess of other assets—(0.5)%		(127,021)
Net assets—100.0%		$25,823,197

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

Futures contracts

Number of contracts		Currency	Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures buy contracts:
6	USD	U.S. Treasury Note 2 Year Futures	December 2022	1,230,056	1,232,344	2,288

U.S. Treasury futures sell contracts:
2	USD	U.S. Long Bond Futures	December 2022	(274,013)	(252,813)	21,200
16	USD	U.S. Treasury Note 5 Year Futures	December 2022	(1,778,602)	(1,720,125)	58,477
1	USD	U.S. Treasury Ultra Bond Futures	December 2022	(143,842)	(137,000)	6,842
6	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2022	(736,669)	(710,906)	25,763
Total				(2,933,126)	(2,820,844)	112,282
Net unrealized appreciation (depreciation)						114,570

OTC Total return swap agreements
Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	USD	5	12/20/22	Quarterly	Markit iBoxx USD Liquid High Yield Index	3 Months SOFR + 2.98%	—	(59,511)	(59,511)

Forward foreign currency contracts
Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	USD	296,468	NZD	520,000	10/31/22	(5,430)
MSCI	NZD	520,000	USD	291,379	10/31/22	341
Net unrealized appreciation (depreciation)						(5,089)

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Asset-backed security	—	98,394	—	98,394
Corporate bonds	—	19,438,020	—	19,438,020
Mortgage-backed securities	—	2,845,073	—	2,845,073
Municipal bonds	—	989,190	—	989,190
Non-U.S. government agency obligations	—	808,032	—	808,032
U.S. Treasury obligations	—	1,062,433	—	1,062,433
Short-term investments	—	242,078	—	242,078
Investment of cash collateral from securities loaned	—	466,998	—	466,998
Futures contracts	114,570	—	—	114,570
Forward foreign currency contracts	—	341	—	341
Total	114,570	25,950,559	—	26,065,129

Liabilities
Swap agreements	—	(59,511)	—	(59,511)
Forward foreign currency contracts	—	(5,430)	—	(5,430)
Total	—	(64,941)	—	(64,941)

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,346,158, represented 28.4% of the Fund's net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Security, or portion thereof, was on loan at the period end.

5	Perpetual investment. Date shown reflects the next call date.

6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7	Rates shown reflect yield at September 30, 2022.

8	Includes $$553,925 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $466,998 and non-cash collateral of $100,154.

September 30, 2022

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CPI	Consumer Pricing Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations
BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2022.